Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.47%
Australia-5.71%
Afterpay Ltd.(a)	1,470	$106,451
ALS Ltd.	21,088	196,882
Ansell Ltd.	7,239	227,143
Aristocrat Leisure Ltd.	6,708	216,739
Australia & New Zealand Banking Group Ltd.	2,283	50,796
Bank of Queensland Ltd.	7,291	50,701
Beach Energy Ltd.	43,565	42,823
Bendigo & Adelaide Bank Ltd.	10,605	85,602
BHP Group Ltd.	1,378	51,164
BHP Group PLC	11,910	358,503
BlueScope Steel Ltd.	17,899	294,890
Boral Ltd.(a)	16,704	88,343
carsales.com Ltd.	5,145	77,189
Charter Hall Group	15,629	170,616
Commonwealth Bank of Australia	416	32,251
Computershare Ltd.	8,924	111,387
Crown Resorts Ltd.(a)	5,108	50,958
CSR Ltd.	14,115	60,612
Domino’s Pizza Enterprises Ltd.	2,298	190,345
Downer EDI Ltd.	35,010	153,309
Fortescue Metals Group Ltd.	10,482	178,754
Glencore PLC(a)	77,261	352,131
Goodman Group	5,201	77,508
Harvey Norman Holdings Ltd.	51,027	207,318
IDP Education Ltd.	2,954	51,241
IGO Ltd.	18,204	106,802
Iluka Resources Ltd.	51,107	303,781
Incitec Pivot Ltd.	22,785	40,578
JB Hi-Fi Ltd.	8,061	299,359
Macquarie Group Ltd.	1,555	182,785
Mineral Resources Ltd.	17,570	621,743
National Australia Bank Ltd.	1,364	28,487
NEXTDC Ltd.(a)	3,724	31,725
Oil Search Ltd.	17,618	50,527
OZ Minerals Ltd.	20,043	392,794
Qantas Airways Ltd.(a)	8,626	31,988
Qube Holdings Ltd.	22,660	53,108
Ramsay Health Care Ltd.	561	27,403
REA Group Ltd.	558	70,758
Reece Ltd.	6,203	98,226
Rio Tinto Ltd.	986	93,514
Rio Tinto PLC	1,272	109,365
Santos Ltd.	41,705	221,209
SEEK Ltd.	6,867	164,329
Seven Group Holdings Ltd.	4,480	70,286
Sonic Healthcare Ltd.	6,441	172,905
South32 Ltd.	43,399	100,375
Star Entertainment Group Ltd. (The)(a)	27,754	87,086
Stockland	85,169	305,981
Suncorp Group Ltd.	5,682	48,931
Tabcorp Holdings Ltd.	16,230	64,690
Vocus Group Ltd.(a)	21,631	91,053
Washington H Soul Pattinson & Co. Ltd.	2,038	46,664
Wesfarmers Ltd.	2,459	105,272
Westpac Banking Corp.	2,550	52,018
WiseTech Global Ltd.	2,836	60,782
Worley Ltd.	21,260	173,738
		7,791,918
Austria-0.76%
ams AG(a)(b)	15,501	305,180
ANDRITZ AG	1,417	82,854
	Shares	Value
Austria-(continued)
Erste Group Bank AG	1,650	$68,338
Mondi PLC	4,783	129,291
OMV AG	3,317	192,414
Verbund AG	417	38,580
voestalpine AG	4,895	219,910
		1,036,567
Belgium-1.12%
Ackermans & van Haaren N.V.	196	31,779
Ageas S.A./N.V.	13,115	848,648
Groupe Bruxelles Lambert S.A.	693	78,677
KBC Group N.V.	903	73,897
Sofina S.A.	464	190,480
Solvay S.A., Class A	224	30,315
Telenet Group Holding N.V.	799	31,107
UCB S.A.	603	56,648
Umicore S.A.	1,587	95,520
Warehouses De Pauw C.V.A.	2,543	96,774
		1,533,845
Brazil-0.07%
Yara International ASA	1,914	102,163
Canada-5.17%
Agnico Eagle Mines Ltd.	1,307	94,108
Alimentation Couche-Tard, Inc., Class B	1,260	46,082
Bank of Montreal	803	84,308
Bank of Nova Scotia (The)	1,672	112,556
Brookfield Asset Management, Inc., Class A	1,003	50,474
Canadian Imperial Bank of Commerce	879	103,661
Canadian Natural Resources Ltd.	31,708	1,098,493
Canadian Pacific Railway Ltd.	1,290	104,759
Canadian Tire Corp. Ltd., Class A	6,321	1,081,896
Canopy Growth Corp.(a)	982	25,566
Cenovus Energy, Inc.	5,548	45,055
CGI, Inc., Class A(a)	958	85,633
Constellation Software, Inc.	34	48,801
Dollarama, Inc.	972	42,517
Fairfax Financial Holdings Ltd.	164	77,031
Great-West Lifeco, Inc.	2,470	75,940
Hydro One Ltd.(c)	1,415	36,008
IGM Financial, Inc.	1,935	71,233
Imperial Oil Ltd.	1,662	54,841
Intact Financial Corp.	544	73,872
Magna International, Inc.	7,874	791,832
Manulife Financial Corp.	24,830	518,799
National Bank of Canada	4,539	354,252
Nutrien Ltd.	4,156	258,477
Pembina Pipeline Corp.(b)	3,580	115,728
Power Corp. of Canada	16,793	547,719
Restaurant Brands International, Inc.	2,236	155,946
Royal Bank of Canada	335	34,837
Shaw Communications, Inc., Class B	2,443	73,047
Shopify, Inc., Class A(a)	26	32,337
Sun Life Financial, Inc.	8,677	467,394
Teck Resources Ltd., Class B	9,677	238,721
Wheaton Precious Metals Corp.	889	42,647
		7,044,570
Chile-0.09%
Antofagasta PLC	5,597	122,567
China-2.18%
AAC Technologies Holdings, Inc.	6,500	39,319
BOC Hong Kong Holdings Ltd.	12,000	44,218
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Chow Tai Fook Jewellery Group Ltd.	52,800	$98,913
ESR Cayman Ltd.(a)(c)	39,000	124,615
Kerry Logistics Network Ltd.	71,730	214,409
Lee & Man Paper Manufacturing Ltd.	176,744	160,314
Lenovo Group Ltd.	588,017	708,363
MicroPort Scientific Corp.	12,000	93,539
Minth Group Ltd.	45,242	191,484
MMG Ltd.(a)	201,002	122,235
Nexteer Automotive Group Ltd.	109,387	137,835
SITC International Holdings Co. Ltd.	59,135	208,761
Tingyi Cayman Islands Holding Corp.	18,000	34,231
Uni-President China Holdings Ltd.	27,501	30,047
Want Want China Holdings Ltd.	60,000	44,527
Wharf Holdings Ltd. (The)	35,776	123,302
Wilmar International Ltd.	41,500	150,230
Xinyi Glass Holdings Ltd.	114,000	445,777
		2,972,119
Denmark-1.49%
Ambu A/S, Class B(b)	1,249	47,649
AP Moller - Maersk A/S, Class A	55	145,139
AP Moller - Maersk A/S, Class B	75	207,192
Demant A/S(a)	1,007	53,790
DSV Panalpina A/S	738	179,941
Genmab A/S(a)	309	126,286
GN Store Nord A/S	2,363	200,889
Pandora A/S	5,045	682,765
Rockwool International A/S, Class B	314	155,847
Vestas Wind Systems A/S	6,075	237,632
		2,037,130
Finland-1.44%
Fortum OYJ	4,409	127,288
Huhtamaki OYJ	1,647	77,623
Kesko OYJ, Class B	15,821	549,648
Kone OYJ, Class B	390	31,707
Metso Outotec OYJ	25,809	306,030
Neste OYJ	1,566	103,202
Nokian Renkaat OYJ	3,237	129,651
Nordea Bank Abp	8,016	86,789
Sampo OYJ, Class A	1,119	53,216
Stora Enso OYJ, Class R	17,853	317,842
UPM-Kymmene OYJ	1,661	63,391
Wartsila OYJ Abp	8,352	112,779
		1,959,166
France-4.64%
Adevinta ASA, Class B(a)	1,864	36,184
ALD S.A.(c)	2,528	38,740
Arkema S.A.	1,425	188,775
Atos SE	1,141	76,362
AXA S.A.	3,902	108,397
BNP Paribas S.A.(b)	761	52,358
Bollore S.A.	17,227	89,187
Bouygues S.A.	1,172	47,670
Capgemini SE	2,034	380,454
Carrefour S.A.(b)	2,157	43,880
Cie de Saint-Gobain(a)(b)	6,040	405,700
Cie Generale des Etablissements Michelin S.C.A.	1,634	250,001
Cie Plastic Omnium S.A.	2,934	100,860
CNP Assurances	10,775	197,999
Credit Agricole S.A.	6,228	93,331
Edenred	553	30,455
	Shares	Value
France-(continued)
Eiffage S.A.	1,033	$113,981
Electricite de France S.A.	2,317	32,755
ENGIE S.A.(b)	2,023	30,227
Eurazeo SE	699	61,818
Faurecia SE(a)	3,617	198,757
Iliad S.A.	171	28,079
Imerys S.A.	3,123	163,128
Ipsen S.A.(a)	1,158	120,834
La Francaise des Jeux SAEM(c)	2,201	124,137
Legrand S.A.(b)	846	88,669
Publicis Groupe S.A.	11,009	744,289
Remy Cointreau S.A.	209	43,561
Renault S.A.(a)	12,465	518,162
Rexel S.A.(a)	25,330	514,983
Safran S.A.	339	51,256
Sartorius Stedim Biotech	103	44,642
SCOR SE(a)	2,049	66,618
SEB S.A.	366	68,660
Sodexo S.A.(a)	309	29,827
SOITEC(a)	645	130,349
Suez S.A.(b)	8,081	196,730
Technip Energies N.V.(a)	5,644	85,631
Teleperformance	282	108,036
Valeo S.A.	10,399	342,150
Veolia Environnement S.A.	2,514	79,256
Vivendi SE	1,502	54,707
Wendel SE	622	86,983
Worldline S.A.(a)(c)	594	57,112
		6,325,690
Germany-5.10%
Allianz SE	147	38,992
Aroundtown S.A.	4,952	41,780
BASF SE	497	40,654
Bayerische Motoren Werke AG	1,045	111,016
Bechtle AG	362	70,092
Brenntag SE	4,894	459,522
Continental AG(a)	1,226	181,693
Covestro AG(c)	5,562	388,228
CTS Eventim AG & Co. KGaA(a)	638	43,911
Daimler AG	3,857	360,086
Deutsche Bank AG(a)	7,829	117,762
Deutsche Post AG	3,250	220,714
Deutsche Wohnen SE	650	41,364
Evonik Industries AG	1,197	42,971
Evotec SE(a)	1,208	53,269
Fresenius SE & Co. KGaA	1,078	58,639
GEA Group AG	2,168	94,308
HeidelbergCement AG	3,260	297,997
Hella GmbH & Co. KGaA(a)	947	65,870
HelloFresh SE(a)	3,789	342,660
HOCHTIEF AG	594	50,072
Infineon Technologies AG	2,864	115,880
KION Group AG	1,428	151,756
LANXESS AG	3,982	297,637
LEG Immobilien SE(a)	240	35,287
Merck KGaA	440	79,112
METRO AG	2,387	30,967
MTU Aero Engines AG	106	27,555
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	296	85,131
Porsche Automobil Holding SE, Preference Shares	7,667	853,262

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
ProSiebenSat.1 Media SE(a)	21,191	$476,136
Puma SE	536	61,258
Rheinmetall AG	1,247	130,029
RWE AG	2,374	90,198
Sartorius AG, Preference Shares	349	172,817
Siemens AG	335	55,050
TeamViewer AG(a)(c)	488	19,124
thyssenkrupp AG(a)	58,300	687,172
Traton SE	2,037	67,692
United Internet AG	1,172	48,869
Volkswagen AG, Preference Shares	185	50,965
Wacker Chemie AG	1,044	176,519
Zalando SE(a)(c)	1,169	124,943
		6,958,959
Hong Kong-1.45%
AIA Group Ltd.	3,800	50,526
ASM Pacific Technology Ltd.	10,800	142,488
Bank of East Asia Ltd. (The)	16,352	33,498
CK Asset Holdings Ltd.	13,500	91,838
CK Hutchison Holdings Ltd.	12,500	99,530
CLP Holdings Ltd.	3,000	30,941
Hong Kong Exchanges & Clearing Ltd.	2,000	123,018
Hongkong Land Holdings Ltd.	6,000	29,400
Huabao International Holdings Ltd.	69,251	107,782
Hutchison Port Holdings Trust, Class U	679,538	163,089
Johnson Electric Holdings Ltd., H Shares	14,500	38,578
Kerry Properties Ltd.	24,518	84,501
Man Wah Holdings Ltd.	56,800	128,068
Mapletree North Asia Commercial Trust(c)	42,900	33,394
Melco International Development Ltd.	20,111	36,535
Sino Land Co. Ltd.	38,000	60,612
Sun Hung Kai Properties Ltd.	2,000	31,231
Swire Pacific Ltd., Class A	7,229	56,256
Techtronic Industries Co. Ltd.	17,000	320,441
Vinda International Holdings Ltd.	14,000	44,102
Vitasoy International Holdings Ltd.	8,000	31,077
VTech Holdings Ltd.	3,666	37,858
WH Group Ltd.	58,000	49,993
Yue Yuen Industrial Holdings Ltd.	58,009	151,347
		1,976,103
Indonesia-0.13%
First Pacific Co. Ltd.	316,124	110,378
Golden Agri-Resources Ltd.	410,066	72,827
		183,205
Ireland-0.97%
AIB Group PLC(a)(b)	106,516	355,263
CRH PLC	5,775	301,977
Flutter Entertainment PLC(a)	695	130,172
Glanbia PLC	2,295	38,273
Kingspan Group PLC	1,463	139,186
Smurfit Kappa Group PLC	6,837	363,519
		1,328,390
Israel-1.45%
Ashtrom Group Ltd.	5,090	119,953
Bank Hapoalim BM(a)	9,236	81,004
Bank Leumi Le-Israel BM	16,027	128,579
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	44,320	49,427
Big Shopping Centers Ltd.(a)	397	48,612
Fattal Holdings 1998 Ltd.(a)	678	73,088
	Shares	Value
Israel-(continued)
Harel Insurance Investments & Financial Services Ltd.	13,425	$142,366
ICL Group Ltd.	18,407	131,302
Israel Discount Bank Ltd., Class A(a)	39,640	203,107
Maytronics Ltd.	2,490	48,060
Melisron Ltd.(a)	737	49,170
Mizrahi Tefahot Bank Ltd.(a)	2,307	69,795
Nice Ltd.(a)	775	173,719
Nova Measuring Instruments Ltd.(a)	1,577	154,761
Paz Oil Co. Ltd.	365	48,142
Phoenix Holdings Ltd. (The)	16,240	154,276
Sapiens International Corp. N.V.	1,218	34,409
Shikun & Binui Ltd.(a)	8,437	56,860
Teva Pharmaceutical Industries Ltd.(a)	3,935	41,862
Tower Semiconductor Ltd.(a)	6,309	173,978
		1,982,470
Italy-1.81%
A2A S.p.A.	57,698	120,433
Amplifon S.p.A.	2,725	128,098
Assicurazioni Generali S.p.A.	9,693	198,898
Atlantia S.p.A.(a)	1,920	36,603
Banca Mediolanum S.p.A.	9,599	92,749
Buzzi Unicem S.p.A.	1,516	42,973
Davide Campari-Milano N.V.	2,501	32,096
DiaSorin S.p.A.	164	28,818
FinecoBank Banca Fineco S.p.A.(a)	21,909	364,831
Intesa Sanpaolo S.p.A.	34,208	100,384
Italgas S.p.A.	4,859	32,128
Leonardo S.p.A.	13,531	118,182
Mediobanca Banca di Credito Finanziario S.p.A.(a)	29,013	345,505
Moncler S.p.A.	1,748	123,586
Nexi S.p.A.(a)(c)	3,659	74,280
Pirelli & C S.p.A.(a)(c)	7,012	41,342
Poste Italiane S.p.A.(c)	6,496	91,040
PRADA S.p.A.(a)	11,900	81,413
Prysmian S.p.A.	9,899	341,617
Snam S.p.A.(b)	6,003	35,320
Telecom Italia S.p.A., RSP	62,542	35,739
		2,466,035
Japan-31.07%
Activia Properties, Inc.	20	90,293
Advance Residence Investment Corp.	12	38,081
Advantest Corp.	3,200	281,955
Aeon Co. Ltd.	5,900	159,712
Aeon Mall Co. Ltd.	2,600	41,586
AGC, Inc.	6,881	302,207
Air Water, Inc.	3,732	63,492
Aisin Corp.	4,756	208,230
Ajinomoto Co., Inc.	1,900	44,194
Alps Alpine Co. Ltd.	15,088	163,673
Amada Co. Ltd.	7,175	77,769
As One Corp.	300	34,808
Asahi Group Holdings Ltd.	1,500	72,698
Asahi Kasei Corp.	28,100	317,091
Asics Corp.	5,900	141,632
Astellas Pharma, Inc.	2,200	35,218
Azbil Corp.	3,500	141,623
Bandai Namco Holdings, Inc.	1,700	122,119
Bank of Kyoto Ltd. (The)	2,109	106,625
BayCurrent Consulting, Inc.	500	150,943
Benefit One, Inc.	1,500	42,419

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Bic Camera, Inc.	4,650	$46,299
Bridgestone Corp.	1,200	53,369
Brother Industries Ltd.	5,132	109,850
Capcom Co. Ltd.	4,100	131,603
Casio Computer Co. Ltd.	2,300	40,280
COMSYS Holdings Corp.	2,233	64,264
Concordia Financial Group Ltd.	17,251	65,412
Cosmo Energy Holdings Co. Ltd.	8,375	177,438
Cosmos Pharmaceutical Corp.	200	28,025
CyberAgent, Inc.	8,500	169,343
Daido Steel Co. Ltd.	1,139	56,238
Daifuku Co. Ltd.	1,100	95,222
Dai-ichi Life Holdings, Inc.	20,700	434,516
Daiichi Sankyo Co. Ltd.	1,600	36,837
Daiichikosho Co. Ltd.	813	31,899
Daikin Industries Ltd.	300	60,246
Daio Paper Corp.	2,600	40,687
Daito Trust Construction Co. Ltd.	629	68,691
Daiwa House Industry Co. Ltd.	5,600	163,812
Daiwa House REIT Investment Corp.	17	46,451
Daiwa Securities Group, Inc.	11,176	64,856
Denka Co. Ltd.	7,859	300,496
Denso Corp.	2,500	171,425
DIC Corp.	2,691	69,199
Disco Corp.	300	91,657
DMG Mori Co. Ltd.	4,812	85,017
Dowa Holdings Co. Ltd.	3,550	146,390
Ebara Corp.	10,560	520,438
Eisai Co. Ltd.	500	33,621
ENEOS Holdings, Inc.	43,600	180,386
Fancl Corp.	1,100	34,308
FANUC Corp.	400	96,422
Food & Life Cos. Ltd.	4,300	191,589
Fuji Electric Co. Ltd.	8,734	412,180
Fuji Kyuko Co. Ltd.	700	32,907
FUJIFILM Holdings Corp.	900	62,130
Fujitsu General Ltd.	1,600	39,311
Fujitsu Ltd.	1,600	261,223
Fukuoka Financial Group, Inc.	7,575	144,715
Furukawa Electric Co. Ltd.	4,669	125,710
Fuyo General Lease Co. Ltd.	607	40,789
GLP J-REIT(a)	70	118,836
GMO internet, Inc.	3,200	87,438
GMO Payment Gateway, Inc.	600	72,016
GS Yuasa Corp.	10,287	294,649
GungHo Online Entertainment, Inc.	2,525	47,687
H.U. Group Holdings, Inc.	1,300	35,025
Hakuhodo DY Holdings, Inc.	13,600	232,366
Hamamatsu Photonics KK	700	42,901
Haseko Corp.	3,910	55,961
Hino Motors Ltd.	28,876	275,960
Hirogin Holdings, Inc.	5,175	28,375
Hirose Electric Co. Ltd.	300	43,019
Hisamitsu Pharmaceutical Co., Inc.	800	44,446
Hitachi Construction Machinery Co. Ltd.	2,800	95,094
Hitachi Ltd.	5,300	280,289
Hitachi Metals Ltd.(a)	3,500	67,502
Hitachi Transport System Ltd.	2,015	64,586
Honda Motor Co. Ltd.	2,900	91,450
Horiba Ltd.	708	45,644
Hoya Corp.	300	39,568
Hulic Co. Ltd.	2,508	28,347
	Shares	Value
Japan-(continued)
Ibiden Co. Ltd.	4,200	$194,772
Idemitsu Kosan Co. Ltd.	1,355	32,219
IHI Corp.(a)	10,841	268,524
Iida Group Holdings Co. Ltd.	5,636	152,155
Industrial & Infrastructure Fund Investment Corp.	26	46,551
INPEX Corp.	5,200	35,604
IR Japan Holdings Ltd.	300	38,300
Isuzu Motors Ltd.	33,382	452,884
ITOCHU Corp.	6,600	199,605
Iwatani Corp.	3,800	222,178
Iyo Bank Ltd. (The)	6,475	34,679
Izumi Co. Ltd.	2,625	99,415
Japan Aviation Electronics Industry Ltd.	2,950	52,602
Japan Logistics Fund, Inc.	34	95,376
Japan Metropolitan Fund Investment Corp.	146	146,299
Japan Post Insurance Co. Ltd.	6,438	128,262
Japan Prime Realty Investment Corp.	13	50,830
JFE Holdings, Inc.	17,501	237,113
JGC Holdings Corp.	14,625	141,230
JSR Corp.	7,400	226,088
JTEKT Corp.	20,551	220,693
Justsystems Corp.	600	32,516
Kajima Corp.	13,325	185,381
Kakaku.com, Inc.	1,200	35,790
Kaneka Corp.	5,866	242,961
Kansai Electric Power Co., Inc. (The)	3,651	34,526
Kansai Paint Co. Ltd.	1,200	32,549
Kawasaki Heavy Industries Ltd.(a)	6,463	157,616
Keio Corp.	500	31,825
Kenedix Office Investment Corp.	5	37,099
Kikkoman Corp.	1,800	119,318
Kobe Steel Ltd.	16,595	113,777
Koei Tecmo Holdings Co. Ltd.	1,600	75,217
Koito Manufacturing Co. Ltd.	4,900	324,365
Komatsu Ltd.	11,800	356,548
Konami Holdings Corp.	2,900	187,752
Konica Minolta, Inc.	23,326	129,807
K’s Holdings Corp.	2,300	27,711
Kubota Corp.	7,700	177,910
Kurita Water Industries Ltd.	1,800	85,438
Kyocera Corp.	500	30,839
Kyoritsu Maintenance Co. Ltd.	1,606	53,667
Kyowa Exeo Corp.	1,225	30,476
Kyowa Kirin Co. Ltd.	1,800	54,912
Kyudenko Corp.	1,040	32,578
Kyushu Electric Power Co., Inc.	3,726	30,459
LaSalle Logiport REIT	28	45,345
Lasertec Corp.	1,100	194,644
Lixil Corp.	23,325	633,524
M3, Inc.	800	53,910
Mabuchi Motor Co. Ltd.	1,209	47,931
Makita Corp.	2,000	95,476
Marubeni Corp.	23,251	208,884
Mazda Motor Corp.(a)	12,176	107,395
Medipal Holdings Corp.	1,665	31,794
MINEBEA MITSUMI, Inc.	11,000	302,069
MISUMI Group, Inc.	2,800	90,766
Mitsubishi Chemical Holdings Corp.	10,551	85,636
Mitsubishi Corp.	2,700	74,046
Mitsubishi Electric Corp.	4,900	76,702
Mitsubishi Estate Co. Ltd.	3,600	59,299
Mitsubishi Gas Chemical Co., Inc.	15,975	376,805

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Heavy Industries Ltd.	2,336	$72,071
Mitsubishi Logistics Corp.	2,800	85,674
Mitsubishi Materials Corp.	1,357	29,120
Mitsubishi UFJ Financial Group, Inc.	10,000	57,404
Mitsui & Co. Ltd.	6,800	151,087
Mitsui Chemicals, Inc.	6,225	211,698
Mitsui Fudosan Co. Ltd.	4,400	104,644
Mitsui Mining & Smelting Co. Ltd.	7,362	214,885
Mitsui OSK Lines Ltd.	14,831	590,003
Miura Co. Ltd.	1,500	68,743
Mizuho Financial Group, Inc.	5,300	82,241
MonotaRO Co. Ltd.	2,400	56,085
Mori Hills REIT Investment Corp.	24	34,262
Morinaga Milk Industry Co. Ltd.	1,025	53,312
MS&AD Insurance Group Holdings, Inc.	1,900	58,343
Murata Manufacturing Co. Ltd.	1,200	91,123
Nabtesco Corp.	4,800	223,905
Nagase & Co. Ltd.	5,225	77,348
NEC Corp.	7,600	355,899
NET One Systems Co. Ltd.	3,200	98,059
Nexon Co. Ltd.	2,600	61,563
NGK Insulators Ltd.	4,939	87,934
NGK Spark Plug Co. Ltd.	5,279	84,147
NH Foods Ltd.	4,334	175,173
Nidec Corp.	500	57,718
Nifco, Inc.	5,625	194,362
Nihon M&A Center, Inc.	3,900	94,898
Nihon Unisys Ltd.	1,413	41,757
Nintendo Co. Ltd.	100	61,805
Nippon Electric Glass Co. Ltd.	9,200	222,272
Nippon Express Co. Ltd.	2,232	180,833
Nippon Kayaku Co. Ltd.	3,075	28,995
Nippon Prologis REIT, Inc.(a)	12	37,099
Nippon Sanso Holdings Corp.	4,700	93,423
Nippon Steel Corp.	19,787	378,288
Nippon Yusen KK	21,788	891,530
Nipro Corp.	2,260	27,989
Nissan Chemical Corp.	3,800	199,718
Nissan Motor Co. Ltd.(a)	19,000	95,592
Nitori Holdings Co. Ltd.	200	34,635
Nitto Denko Corp.	4,100	324,719
NOF Corp.	1,800	95,258
NOK Corp.	2,725	34,392
Nomura Holdings, Inc.	28,200	155,263
Nomura Real Estate Holdings, Inc.	5,066	133,174
Nomura Real Estate Master Fund, Inc.	90	141,578
NSK Ltd.	13,275	128,797
NTT Data Corp.	7,700	124,768
Obayashi Corp.	4,976	42,441
Odakyu Electric Railway Co. Ltd.	1,100	28,987
Oji Holdings Corp.	15,044	90,285
OKUMA Corp.	2,310	121,618
Olympus Corp.	5,100	109,072
Omron Corp.	2,300	182,787
Ono Pharmaceutical Co. Ltd.	2,800	63,969
Open House Co. Ltd.	7,909	366,773
ORIX Corp.	20,000	354,808
ORIX JREIT, Inc.	44	80,818
Osaka Gas Co. Ltd.	1,675	32,061
OSG Corp.	2,037	33,563
Otsuka Holdings Co. Ltd.	1,500	62,823
Pan Pacific International Holdings Corp.	2,400	48,011
	Shares	Value
Japan-(continued)
Panasonic Corp.	41,900	$478,721
Penta-Ocean Construction Co. Ltd.	23,776	170,145
Persol Holdings Co. Ltd.	14,240	278,132
Rakuten Group, Inc.	11,500	133,639
Recruit Holdings Co. Ltd.	1,100	56,583
Renesas Electronics Corp.(a)	14,200	152,233
RENOVA, Inc.(a)	1,700	55,572
Resona Holdings, Inc.	47,201	203,397
Resorttrust, Inc.	2,313	36,932
Ricoh Co. Ltd.	10,330	123,706
Rinnai Corp.	500	49,739
Rohm Co. Ltd.	2,100	197,445
Ryohin Keikaku Co. Ltd.	4,300	82,852
Sankyu, Inc.	630	27,612
Sanwa Holdings Corp.	17,435	218,146
SBI Holdings, Inc.	10,500	268,097
SCREEN Holdings Co. Ltd.	2,000	187,315
SCSK Corp.	900	53,767
Secom Co. Ltd.	300	23,763
Sega Sammy Holdings, Inc.	2,859	36,708
Seiko Epson Corp.	9,025	164,703
Seino Holdings Co. Ltd.	3,575	50,679
Sekisui Chemical Co. Ltd.	9,657	169,124
Sekisui House Ltd.	4,300	90,790
Sekisui House Reit, Inc.	72	58,857
Seven & i Holdings Co. Ltd.	900	39,683
SG Holdings Co. Ltd.	7,400	163,981
Sharp Corp.	7,338	137,319
Shimadzu Corp.	2,600	92,557
Shimamura Co. Ltd.	505	48,491
Shimano, Inc.	400	91,130
Shin-Etsu Chemical Co. Ltd.	600	104,506
Shinko Electric Industries Co. Ltd.	2,600	83,928
Shionogi & Co. Ltd.	1,100	56,223
Ship Healthcare Holdings, Inc.	2,192	52,580
Shizuoka Bank Ltd. (The)	4,300	34,486
Showa Denko K.K.	1,467	46,488
SMC Corp.	100	60,314
SMS Co. Ltd.	1,100	30,657
Sojitz Corp.	16,603	51,632
Sompo Holdings, Inc.	9,300	374,706
Sony Group Corp.	600	59,850
Stanley Electric Co. Ltd.	5,300	159,759
Subaru Corp.	1,400	27,440
SUMCO Corp.	11,175	259,116
Sumitomo Bakelite Co. Ltd.	3,425	139,834
Sumitomo Chemical Co. Ltd.	79,727	444,398
Sumitomo Corp.	7,800	110,785
Sumitomo Dainippon Pharma Co. Ltd.	2,600	50,073
Sumitomo Electric Industries Ltd.	17,936	277,419
Sumitomo Forestry Co. Ltd.	9,337	190,858
Sumitomo Heavy Industries Ltd.	8,407	265,263
Sumitomo Metal Mining Co. Ltd.	8,400	376,635
Sumitomo Mitsui Financial Group, Inc.	4,300	157,455
Sumitomo Mitsui Trust Holdings, Inc.	2,100	73,517
Sumitomo Realty & Development Co. Ltd.	4,500	153,567
Sumitomo Rubber Industries Ltd.	3,006	38,868
Suzuken Co. Ltd.	1,088	34,329
Suzuki Motor Corp.	9,400	412,412
Sysmex Corp.	600	62,414
T&D Holdings, Inc.	45,101	615,564
Taiheiyo Cement Corp.	8,835	206,224

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Taisei Corp.	2,875	$101,824
Taiyo Yuden Co. Ltd.	4,925	235,110
Takara Holdings, Inc.	12,238	164,360
Takeda Pharmaceutical Co. Ltd.	800	27,381
TDK Corp.	2,800	354,408
TechnoPro Holdings, Inc.	707	51,237
Teijin Ltd.	2,313	38,194
Terumo Corp.	800	30,996
THK Co. Ltd.	1,700	56,345
TIS, Inc.	4,800	123,388
Toda Corp.	7,676	56,117
Toho Gas Co. Ltd.	700	38,827
Tokai Carbon Co. Ltd.	7,525	112,969
Tokai Rika Co. Ltd.	3,157	51,672
Tokio Marine Holdings, Inc.	1,000	47,020
Tokuyama Corp.	4,375	92,055
Tokyo Century Corp.	2,300	135,522
Tokyo Electric Power Co. Holdings, Inc.(a)	8,850	27,763
Tokyo Electron Ltd.	300	131,730
Tokyo Ohka Kogyo Co. Ltd.	1,400	88,729
Tokyo Tatemono Co. Ltd.	9,575	146,357
Tokyu Fudosan Holdings Corp.	17,201	103,699
Toppan Printing Co. Ltd.	2,483	43,508
Toray Industries, Inc.	58,517	388,269
Toshiba Corp.	1,600	67,652
Tosoh Corp.	16,758	299,427
TOTO Ltd.	3,500	193,499
Toyo Seikan Group Holdings Ltd.	3,775	51,695
Toyo Tire Corp.	8,235	168,107
Toyoda Gosei Co. Ltd.	3,450	88,340
Toyota Boshoku Corp.	2,475	48,026
Toyota Industries Corp.	1,900	165,165
Toyota Tsusho Corp.	15,172	695,311
Trend Micro, Inc.	1,100	56,013
TS Tech Co. Ltd.	1,872	26,742
Ube Industries Ltd.	3,615	76,984
Ulvac, Inc.	3,713	172,187
United Urban Investment Corp.	63	90,282
USS Co. Ltd.	1,500	26,474
Yamaha Corp.	1,200	72,562
Yamaha Motor Co. Ltd.	21,867	645,223
Yamato Holdings Co. Ltd.	14,000	383,178
Yamato Kogyo Co. Ltd.	1,718	56,941
Yaskawa Electric Corp.	3,300	157,236
Yokogawa Electric Corp.	11,800	191,847
Yokohama Rubber Co. Ltd. (The)	5,125	104,993
Z Holdings Corp.	21,000	100,365
Zenkoku Hosho Co. Ltd.	1,911	79,238
Zensho Holdings Co. Ltd.	1,218	30,457
Zeon Corp.	13,275	202,550
ZOZO, Inc.	2,000	68,379
		42,374,493
Jordan-0.03%
Hikma Pharmaceuticals PLC	1,231	42,657
Luxembourg-0.69%
ArcelorMittal S.A.(a)	17,405	561,745
Eurofins Scientific SE(a)	2,111	225,985
L’Occitane International S.A.	31,813	105,749
RTL Group S.A.	696	41,374
		934,853
	Shares	Value
Macau-0.02%
Galaxy Entertainment Group Ltd.(a)	3,000	$25,105
Mexico-0.03%
Fresnillo PLC	3,222	41,005
Netherlands-2.25%
Aalberts N.V.	3,880	220,488
Adyen N.V.(a)(c)	107	247,937
Aegon N.V.	42,514	200,939
Akzo Nobel N.V.	1,082	137,867
Argenx SE(a)(b)	379	106,417
ASM International N.V.	1,152	359,668
ASR Nederland N.V.	5,997	257,729
Euronext N.V.(c)	819	86,996
EXOR N.V.	2,953	254,394
IMCD N.V.	657	106,924
ING Groep N.V.	14,578	202,728
Koninklijke DSM N.V.	165	30,350
NN Group N.V.	4,173	211,975
Randstad N.V.	1,805	140,501
Signify N.V.	8,075	498,517
		3,063,430
New Zealand-0.63%
Contact Energy Ltd.	8,270	46,347
Fisher & Paykel Healthcare Corp. Ltd.	1,418	30,030
Fletcher Building Ltd.	28,313	152,515
Infratil Ltd.	20,061	109,227
Mercury NZ Ltd.	9,478	44,940
Meridian Energy Ltd.	6,681	24,945
Ryman Healthcare Ltd.	15,165	143,590
SKYCITY Entertainment Group Ltd.(a)	53,521	138,914
Spark New Zealand Ltd.	13,073	42,603
Xero Ltd.(a)	1,195	120,173
		853,284
Norway-0.66%
Aker ASA, Class A	1,223	94,700
Aker BP ASA	5,578	164,422
Norsk Hydro ASA	59,675	386,944
Scatec ASA(c)	3,397	91,677
Schibsted ASA, Class A	1,533	74,855
Schibsted ASA, Class B	1,008	41,788
TOMRA Systems ASA	868	45,084
		899,470
Poland-1.08%
Dino Polska S.A.(a)(c)	1,175	90,975
KGHM Polska Miedz S.A.(a)	8,363	460,982
LPP S.A.(a)	44	137,106
Polski Koncern Naftowy ORLEN S.A.	7,939	172,413
Polskie Gornictwo Naftowe i Gazownictwo S.A.	179,949	322,358
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	17,399	188,126
Powszechny Zaklad Ubezpieczen S.A.(a)	6,319	63,345
Santander Bank Polska S.A.(a)	474	34,936
		1,470,241
Portugal-0.08%
EDP - Energias de Portugal S.A.	18,432	107,280
Russia-0.41%
Coca-Cola HBC AG(a)	1,574	57,332
Evraz PLC	44,743	404,487
Polymetal International PLC	3,904	93,906
		555,725

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-0.03%
Delivery Hero SE(a)(c)	262	$35,506
Singapore-0.97%
Ascendas REIT	24,700	54,321
BOC Aviation Ltd.(c)	14,800	133,289
ComfortDelGro Corp. Ltd.	25,705	32,636
DBS Group Holdings Ltd.	1,500	34,473
Frasers Logistics & Commercial Trust(c)	218,900	234,914
Genting Singapore Ltd.	60,479	38,622
Jardine Cycle & Carriage Ltd.	2,414	40,464
Keppel DC REIT	32,300	62,735
Mapletree Commercial Trust	19,600	30,662
Mapletree Industrial Trust	28,200	58,608
Mapletree Industrial Trust, Rts., expiring 06/30/2021(a)	1,410	117
Mapletree Logistics Trust	47,900	71,676
Oversea-Chinese Banking Corp. Ltd.	12,300	116,196
SATS Ltd.(a)	12,751	38,257
Sembcorp Industries Ltd.	24,977	41,528
Singapore Exchange Ltd.	5,000	39,261
Singapore Technologies Engineering Ltd.	19,000	55,857
United Overseas Bank Ltd.	5,500	109,235
Venture Corp. Ltd.	9,100	132,456
		1,325,307
South Africa-0.28%
Anglo American PLC	8,633	383,734
South Korea-7.82%
Alteogen, Inc.(a)	602	38,107
Celltrion Pharm, Inc.(a)	362	44,824
Celltrion, Inc.(a)	115	28,201
CJ CheilJedang Corp.	738	312,656
CJ CheilJedang Corp., Preference Shares	179	34,346
Daewoo Engineering & Construction Co. Ltd.(a)	14,929	106,817
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,691	111,693
DGB Financial Group, Inc.	11,253	95,246
DL E&C Co. Ltd.(a)	485	58,271
DL Holdings Co. Ltd.	558	41,676
Dongsuh Cos., Inc.	886	23,951
Doosan Bobcat, Inc.(a)	1,038	47,093
Doosan Heavy Industries & Construction Co. Ltd.(a)	18,105	289,764
Doosan Infracore Co. Ltd.(a)	18,255	202,961
E-MART, Inc.	410	57,348
Fila Holdings Corp.	2,257	111,100
Green Cross Corp.	146	45,490
GS Engineering & Construction Corp.	6,127	243,915
Hana Financial Group, Inc.	6,754	275,840
Hankook Tire & Technology Co. Ltd.	7,166	310,657
Hanwha Aerospace Co. Ltd.	4,632	196,651
Hanwha Corp.	5,659	161,099
Hanwha Life Insurance Co. Ltd.	36,842	129,490
Hanwha Solutions Corp.(a)	3,513	142,530
HDC Hyundai Development Co-Engineering & Construction, Class E	1,246	32,678
HMM Co. Ltd.(a)	2,700	120,196
Hyundai Engineering & Construction Co. Ltd.	3,567	179,421
Hyundai Glovis Co. Ltd.	1,724	296,015
Hyundai Mobis Co. Ltd.	815	203,513
Hyundai Motor Co.	857	178,270
Hyundai Motor Co., Second Pfd.	306	30,043
Hyundai Steel Co.	10,137	484,446
	Shares	Value
South Korea-(continued)
Hyundai Wia Corp.	2,110	$155,512
Kakao Corp.	545	59,616
KB Financial Group, Inc.	885	45,230
Kia Corp.	5,851	444,347
Korea Aerospace Industries Ltd.	2,108	64,074
Korea Investment Holdings Co. Ltd.	5,153	482,819
Korean Air Lines Co. Ltd.(a)	4,814	137,043
Kumho Petrochemical Co. Ltd.	1,374	287,662
LG Chem Ltd.	92	68,631
LG Corp.	639	61,305
LG Display Co. Ltd.(a)	17,101	358,794
LG Electronics, Inc.	4,681	635,857
LG Electronics, Inc., Preference Shares	943	60,539
LG Innotek Co. Ltd.	1,076	194,400
Lotte Chemical Corp.	292	73,569
LOTTE Fine Chemical Co. Ltd.	1,066	63,561
Lotte Shopping Co. Ltd.	451	47,312
LS Corp.	2,317	142,514
LX Holdings Corp.(a)	310	3,409
Mando Corp.(a)	4,152	241,980
Mirae Asset Securities Co. Ltd.	44,826	396,292
NAVER Corp.	176	56,494
POSCO	764	244,551
POSCO Chemical Co. Ltd.	288	38,476
Posco International Corp.	6,586	126,961
Samsung Electro-Mechanics Co. Ltd.	616	92,789
Samsung Engineering Co. Ltd.(a)	2,843	49,197
Samsung Life Insurance Co. Ltd.	2,823	210,592
Samsung SDI Co. Ltd.	169	96,978
Samsung Securities Co. Ltd.	1,045	43,475
Seegene, Inc.	526	32,212
Shin Poong Pharmaceutical Co. Ltd.	730	42,872
SK Chemicals Co. Ltd.	218	49,550
SK Holdings Co. Ltd.	1,956	465,631
SK Innovation Co. Ltd.(a)	1,576	387,182
SKC Co. Ltd.	596	69,470
		10,665,204
Spain-2.04%
Acciona S.A.	518	89,539
ACS Actividades de Construccion y Servicios S.A.	24,039	740,863
Amadeus IT Group S.A.(a)	419	31,645
Banco Bilbao Vizcaya Argentaria S.A.(a)	78,701	491,428
Banco Santander S.A.(a)	36,330	152,703
Bankinter S.A.	21,677	123,580
CaixaBank S.A.	158,782	549,507
EDP Renovaveis S.A.	1,319	31,332
Enagas S.A.	1,743	40,915
Endesa S.A.	2,010	57,907
Iberdrola S.A.	3,273	45,073
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	21,677	42,249
Mapfre S.A.	19,647	44,946
Naturgy Energy Group S.A.	1,125	29,423
Red Electrica Corp. S.A.	2,971	59,426
Repsol S.A.	11,504	153,645
Siemens Gamesa Renewable Energy S.A., Class R(a)	1,462	48,281
Telefonica S.A.	10,383	51,003
		2,783,465
Sweden-4.18%
Alfa Laval AB	2,049	76,328

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Atlas Copco AB, Class A	618	$37,725
Boliden AB(a)	12,525	502,096
Castellum AB	1,292	33,426
Electrolux AB, Series B	16,266	462,464
Elekta AB, Class B(b)	7,097	98,202
Epiroc AB, Class A	5,205	118,526
Epiroc AB, Class B	2,659	53,824
EQT AB	1,599	58,066
Evolution AB(c)	1,438	267,735
Getinge AB, Class B	1,321	46,781
H & M Hennes & Mauritz AB, Class B(a)	1,885	48,666
Hexagon AB, Class B	8,932	127,565
Holmen AB, Class B	747	34,173
Husqvarna AB, Class B	30,081	442,804
Industrivarden AB, Class A	771	31,389
Indutrade AB	9,618	253,920
Investor AB, Class B	1,916	43,964
Kinnevik AB, Class A(a)	1,134	21,462
Kinnevik AB, Class A(b)	1,134	61,566
Kinnevik AB, Class B(b)	17,979	650,085
Kinnevik AB, Class B(a)	17,979	339,194
LifCo AB, Class B	8,340	185,555
Lundin Energy AB	3,578	122,494
Nibe Industrier AB, Class B	22,600	237,439
Sagax AB, Class B	3,111	88,226
Sandvik AB	3,874	102,927
Securitas AB, Class B	2,731	44,665
Sinch AB(a)(b)(c)	873	156,309
Skanska AB, Class B	2,560	72,231
SKF AB, Class B	7,479	202,213
Svenska Cellulosa AB S.C.A., Class B	4,056	67,748
Sweco AB, Class B	2,925	51,633
Telefonaktiebolaget LM Ericsson, Class B	3,332	44,580
Trelleborg AB, Class B	13,745	352,470
Volvo AB, Class B	5,985	157,612
		5,696,063
Switzerland-3.32%
ABB Ltd.	3,927	133,860
Adecco Group AG	4,322	299,642
Alcon, Inc.	577	40,285
Baloise Holding AG	840	139,899
Cie Financiere Richemont S.A.	836	101,522
Clariant AG(a)	4,598	99,465
Credit Suisse Group AG	23,818	260,766
DKSH Holding AG	843	68,748
Geberit AG	79	57,386
Georg Fischer AG	201	288,977
Helvetia Holding AG	731	82,111
Holcim Ltd.(a)	2,834	169,779
Julius Baer Group Ltd.	2,123	144,592
Kuehne + Nagel International AG, Class R	277	93,528
Logitech International S.A., Class R	2,564	315,639
Lonza Group AG	169	109,356
OC Oerlikon Corp. AG	6,803	78,079
Partners Group Holding AG	113	170,746
SIG Combibloc Group AG(a)	6,190	163,957
Sika AG	390	125,703
Sonova Holding AG, Class A(a)	369	130,742
STMicroelectronics N.V.	3,501	130,757
Straumann Holding AG, Class R	101	158,225
Sulzer AG	1,382	177,193
Swatch Group AG (The), BR	103	37,307
	Shares	Value
Switzerland-(continued)
Swiss Life Holding AG	537	$280,119
Tecan Group AG, Class R	278	139,239
UBS Group AG	14,325	233,882
VAT Group AG(c)	751	229,126
Zurich Insurance Group AG	170	71,528
		4,532,158
Taiwan-0.03%
FIT Hon Teng Ltd.(a)(c)	139,253	39,651
United Kingdom-8.76%
3i Group PLC	6,653	117,252
Admiral Group PLC	1,792	74,674
Ashmore Group PLC	6,681	37,531
Ashtead Group PLC	7,419	541,520
Auto Trader Group PLC(a)(c)	11,496	91,539
Aviva PLC	64,143	373,967
B&M European Value Retail S.A.	45,507	371,648
Barclays PLC	106,836	277,355
Barratt Developments PLC	14,547	156,011
Bellway PLC	1,444	73,255
Berkeley Group Holdings PLC	999	66,275
BT Group PLC(a)	17,942	44,480
Bunzl PLC	7,664	248,298
Burberry Group PLC(a)	3,855	116,750
Centrica PLC(a)	72,582	56,251
CNH Industrial N.V.	21,435	368,035
Compass Group PLC(a)	1,281	29,215
Croda International PLC	692	68,563
DCC PLC	1,114	94,580
Direct Line Insurance Group PLC	16,224	68,389
DS Smith PLC	19,409	115,140
Entain PLC(a)	13,816	323,121
Halma PLC	992	36,625
Howden Joinery Group PLC	11,953	135,072
IMI PLC	15,148	356,528
Imperial Brands PLC	3,436	77,948
Informa PLC(a)	6,526	50,336
InterContinental Hotels Group PLC(a)	1,216	84,843
Intermediate Capital Group PLC	8,559	255,207
Intertek Group PLC	551	42,405
ITV PLC(a)	171,260	311,782
J Sainsbury PLC	14,604	54,996
JD Sports Fashion PLC(a)	17,381	232,932
Johnson Matthey PLC	7,575	327,147
Kingfisher PLC(a)	155,270	793,200
Legal & General Group PLC	162,206	653,845
Lloyds Banking Group PLC	49,513	35,024
M&G PLC	269,676	934,871
Melrose Industries PLC	48,434	118,597
Natwest Group PLC	10,444	30,653
Next PLC(a)	3,003	347,352
Ocado Group PLC(a)	2,187	58,575
Pearson PLC	12,429	144,187
Persimmon PLC(a)	6,973	312,419
Phoenix Group Holdings PLC	10,763	112,255
Prudential PLC	15,318	325,997
Renishaw PLC	1,027	80,597
Rentokil Initial PLC	6,480	43,531
Rightmove PLC	6,482	55,419
Schroders PLC	1,272	64,151
Segro PLC	7,748	114,634
Smiths Group PLC	7,189	157,940

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Spirax-Sarco Engineering PLC	273	$49,158
SSE PLC	2,286	49,979
St James’s Place PLC	8,957	177,478
Standard Life Aberdeen PLC	44,612	173,946
Tate & Lyle PLC	7,605	82,596
Taylor Wimpey PLC	16,299	39,610
TechnipFMC PLC(a)	6,468	55,468
Tesco PLC	11,141	35,265
THG PLC(a)	3,042	26,267
Travis Perkins PLC(a)	13,633	317,391
United Utilities Group PLC	2,304	32,132
Vodafone Group PLC	30,502	55,486
Weir Group PLC (The)(a)	6,926	188,545
Whitbread PLC(a)	2,691	121,407
Wickes Group PLC(a)	15,132	54,925
WPP PLC	30,492	421,091
		11,943,661
United States-1.51%
Amcor PLC, CDI	3,589	42,196
Avast PLC(c)	7,716	51,528
Bausch Health Cos., Inc.(a)	7,134	229,375
Ferguson PLC	2,615	355,344
James Hardie Industries PLC, CDI	9,099	297,571
JS Global Lifestyle Co. Ltd.(c)	22,000	64,768
Samsonite International S.A.(a)(c)	174,003	330,452
	Shares	Value
United States-(continued)
Schneider Electric SE	518	$82,422
Sims Ltd.	3,444	42,084
Stellantis N.V.	17,649	346,265
Swiss Re AG	2,283	220,881
		2,062,886
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $129,779,625)		135,656,075
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.72%
Invesco Private Government Fund, 0.01%(d)(e)(f)	935,824	935,824
Invesco Private Prime Fund, 0.09%(d)(e)(f)	1,403,175	1,403,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,339,561)		2,339,561
TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $132,119,186)		137,995,636
OTHER ASSETS LESS LIABILITIES-(1.19)%		(1,621,794)
NET ASSETS-100.00%		$136,373,842

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $3,305,365, which represented 2.42% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,815,864	$(18,815,864)	$-	$-	$-	$18
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,893,033	(957,209)	-	-	935,824	4*
Invesco Private Prime Fund	-	2,777,035	(1,373,298)	-	-	1,403,737	105*
Total	$-	$23,485,932	$(21,146,371)	$-	$-	$2,339,561	$127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-4.28%
Activision Blizzard, Inc.	25,035	$2,434,654
Alphabet, Inc., Class A(b)	140	329,959
Alphabet, Inc., Class C(b)	143	344,853
Altice USA, Inc., Class A(b)	75,696	2,729,598
Cable One, Inc.	963	1,748,384
Charter Communications, Inc., Class A(b)	2,391	1,660,621
Comcast Corp., Class A	17,316	992,899
Discovery, Inc., Class C(b)	10,586	318,109
DISH Network Corp., Class A(b)	31,506	1,371,141
Electronic Arts, Inc.	18,892	2,700,234
Facebook, Inc., Class A(b)	1,176	386,586
Fox Corp., Class A	10,971	409,767
IAC/InterActiveCorp.(b)	51,195	8,164,067
Interpublic Group of Cos., Inc. (The)	79,778	2,687,721
Liberty Broadband Corp., Class C(b)	41,510	6,902,698
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,769	468,559
Live Nation Entertainment, Inc.(b)(c)	6,671	601,124
Lumen Technologies, Inc.	60,289	834,400
Madison Square Garden Entertainment Corp.(b)	3,698	329,973
Match Group, Inc.(b)(c)	14,456	2,072,701
Netflix, Inc.(b)	1,027	516,386
New York Times Co. (The), Class A	34,219	1,465,258
News Corp., Class A	45,736	1,234,415
Nexstar Media Group, Inc., Class A	4,767	724,155
Omnicom Group, Inc.	7,228	594,431
Pinterest, Inc., Class A(b)	20,798	1,358,109
Roku, Inc.(b)	8,464	2,934,553
Spotify Technology S.A.(b)	6,080	1,468,746
Take-Two Interactive Software, Inc.(b)	15,989	2,966,919
T-Mobile US, Inc.(b)	6,423	908,533
Twitter, Inc.(b)	74,360	4,312,880
Verizon Communications, Inc.	8,464	478,131
ViacomCBS, Inc., Class B	24,484	1,038,611
Vimeo, Inc.(b)	82,205	3,452,610
Zillow Group, Inc., Class A(b)(c)	10,790	1,276,349
Zillow Group, Inc., Class C(b)(c)	15,749	1,847,673
Zynga, Inc., Class A(b)	168,698	1,828,686
		65,894,493
Consumer Discretionary-15.67%
Advance Auto Parts, Inc.	6,468	1,227,174
Amazon.com, Inc.(b)	276	889,567
Aptiv PLC(b)	23,424	3,523,438
AutoNation, Inc.(b)	39,032	3,986,338
AutoZone, Inc.(b)	919	1,292,665
Best Buy Co., Inc.	85,449	9,932,592
Booking Holdings, Inc.(b)	367	866,689
BorgWarner, Inc.	20,178	1,034,930
Bright Horizons Family Solutions, Inc.(b)	5,682	785,423
Brunswick Corp.	22,511	2,301,299
Burlington Stores, Inc.(b)	6,171	1,995,516
Capri Holdings Ltd.(b)	15,076	854,960
CarMax, Inc.(b)	20,588	2,371,532
Carvana Co.(b)(c)	7,146	1,894,333
Chegg, Inc.(b)	26,514	2,039,192
Chipotle Mexican Grill, Inc.(b)	2,394	3,284,520
Choice Hotels International, Inc.(b)	2,893	349,793
D.R. Horton, Inc.	104,568	9,964,285
Darden Restaurants, Inc.	7,868	1,126,934
Dick’s Sporting Goods, Inc.	47,288	4,611,999
	Shares	Value
Consumer Discretionary-(continued)
Dollar General Corp.	17,609	$3,573,923
Dollar Tree, Inc.(b)	16,785	1,636,537
Domino’s Pizza, Inc.	7,509	3,205,367
eBay, Inc.	108,148	6,584,050
Etsy, Inc.(b)	17,180	2,830,061
Expedia Group, Inc.(b)	24,241	4,289,445
Extended Stay America, Inc.	20,443	402,931
Five Below, Inc.(b)	9,588	1,765,343
Floor & Decor Holdings, Inc., Class A(b)	33,223	3,266,153
Foot Locker, Inc.	37,532	2,375,400
Ford Motor Co.(b)	220,000	3,196,600
frontdoor, inc.(b)	9,720	521,964
Gap, Inc. (The)	139,900	4,679,655
Garmin Ltd.	14,197	2,019,381
General Motors Co.(b)	106,425	6,312,067
Gentex Corp.	43,716	1,551,918
Genuine Parts Co.	13,788	1,807,883
Grand Canyon Education, Inc.(b)	3,481	316,562
Grubhub, Inc.(b)	25,092	1,508,280
Hanesbrands, Inc.	93,028	1,817,767
Harley-Davidson, Inc.	37,270	1,806,477
Hasbro, Inc.	6,816	654,131
Hilton Worldwide Holdings, Inc.(b)	5,060	633,866
Home Depot, Inc. (The)	2,016	642,923
L Brands, Inc.(b)	175,281	12,246,883
Lear Corp.	14,539	2,811,261
Leggett & Platt, Inc.	13,062	718,802
Lennar Corp., Class A	94,860	9,392,089
Lennar Corp., Class B	6,404	501,497
LKQ Corp.(b)	46,194	2,354,046
Lowe’s Cos., Inc.	13,452	2,620,853
lululemon athletica, inc.(b)	6,273	2,026,994
Mattel, Inc.(b)	53,541	1,135,605
McDonald’s Corp.	2,799	654,658
MGM Resorts International	20,638	884,751
Mohawk Industries, Inc.(b)	8,648	1,821,961
Newell Brands, Inc.	94,002	2,696,917
NIKE, Inc., Class B	5,855	798,973
NVR, Inc.(b)	489	2,389,855
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	15,515	1,341,117
O’Reilly Automotive, Inc.(b)	2,781	1,488,169
Peloton Interactive, Inc., Class A(b)	24,800	2,735,688
Penske Automotive Group, Inc.	17,152	1,468,040
Polaris, Inc.	9,882	1,296,716
Pool Corp.	10,316	4,503,450
PulteGroup, Inc.	77,936	4,503,921
Qurate Retail, Inc., Class A	289,799	3,949,960
Ross Stores, Inc.	8,563	1,082,278
Service Corp. International	29,650	1,572,043
Starbucks Corp.	5,931	675,422
Tapestry, Inc.(b)	17,925	804,653
Target Corp.	25,313	5,744,026
Tempur Sealy International, Inc.	56,910	2,191,035
Terminix Global Holdings, Inc.(b)	39,574	1,952,581
Thor Industries, Inc.	40,641	4,998,843
TJX Cos., Inc. (The)	17,229	1,163,647
Toll Brothers, Inc.	69,842	4,556,492
Tractor Supply Co.	37,580	6,828,286
Travel + Leisure Co.	10,584	689,548
Ulta Beauty, Inc.(b)	7,600	2,624,736
Vail Resorts, Inc.(b)	3,782	1,236,260
VF Corp.	4,101	326,932
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wayfair, Inc., Class A(b)	8,601	$2,636,551
Wendy’s Co. (The)	23,792	552,450
Whirlpool Corp.	46,557	11,038,199
Williams-Sonoma, Inc.	55,879	9,473,726
Yum China Holdings, Inc. (China)	52,486	3,550,153
Yum! Brands, Inc.	12,335	1,479,830
		241,251,760
Consumer Staples-4.51%
Albertsons Cos., Inc., Class A(c)	19,800	379,962
Archer-Daniels-Midland Co.	54,383	3,618,101
Beyond Meat, Inc.(b)(c)	10,274	1,494,045
Boston Beer Co., Inc. (The), Class A(b)	2,547	2,695,134
Brown-Forman Corp., Class B	7,380	593,057
Bunge Ltd.	8,949	776,952
Campbell Soup Co.	22,752	1,107,340
Casey’s General Stores, Inc.	14,373	3,174,133
Church & Dwight Co., Inc.	27,619	2,367,777
Clorox Co. (The)	21,531	3,805,174
Colgate-Palmolive Co.	24,127	2,021,360
Conagra Brands, Inc.	62,190	2,369,439
Constellation Brands, Inc., Class A	5,472	1,311,748
Costco Wholesale Corp.	5,285	1,999,157
Estee Lauder Cos., Inc. (The), Class A	6,119	1,875,596
Flowers Foods, Inc.	45,243	1,089,904
General Mills, Inc.	67,925	4,269,765
Grocery Outlet Holding Corp.(b)(c)	19,757	673,121
Hain Celestial Group, Inc. (The)(b)	40,141	1,636,147
Herbalife Nutrition Ltd.(b)(c)	16,834	884,963
Hershey Co. (The)	8,753	1,514,707
Hormel Foods Corp.	23,857	1,158,019
Ingredion, Inc.	7,933	753,080
JM Smucker Co. (The)	28,197	3,758,378
Kellogg Co.	14,216	931,006
Keurig Dr Pepper, Inc.(c)	13,519	499,662
Kimberly-Clark Corp.	10,137	1,324,196
Kraft Heinz Co. (The)	33,772	1,472,121
Kroger Co. (The)	177,286	6,556,036
Lamb Weston Holdings, Inc.	3,942	325,176
McCormick & Co., Inc.	15,799	1,407,059
Molson Coors Beverage Co., Class B(b)	10,555	615,568
Mondelez International, Inc., Class A	18,723	1,189,472
Monster Beverage Corp.(b)	17,948	1,691,958
Nu Skin Enterprises, Inc., Class A	38,454	2,313,393
PepsiCo, Inc.	3,111	460,241
Philip Morris International, Inc.	7,301	704,035
Post Holdings, Inc.(b)	3,378	390,260
Reynolds Consumer Products, Inc.	10,164	306,343
Spectrum Brands Holdings, Inc.	15,894	1,412,818
Sprouts Farmers Market, Inc.(b)	44,977	1,196,388
Sysco Corp.	8,998	728,838
US Foods Holding Corp.(b)	8,440	328,654
Walmart, Inc.	1,829	259,773
		69,440,056
Energy-0.60%
Antero Midstream Corp.	45,985	441,456
Baker Hughes Co., Class A	16,075	392,230
Cabot Oil & Gas Corp.	92,257	1,513,015
Cheniere Energy, Inc.(b)	14,535	1,234,021
EQT Corp.(b)	209,318	4,370,560
Williams Cos., Inc. (The)	48,187	1,269,246
		9,220,528
	Shares	Value
Financials-11.02%
Affiliated Managers Group, Inc.	11,679	$1,915,356
Aflac, Inc.	22,239	1,260,506
AGNC Investment Corp.	64,964	1,204,433
Alleghany Corp.(b)	551	394,830
Allstate Corp. (The)	16,673	2,277,699
Ally Financial, Inc.	71,762	3,926,099
American Express Co.	5,039	806,895
American Financial Group, Inc.	6,284	836,149
American International Group, Inc.	12,130	640,949
Ameriprise Financial, Inc.	18,877	4,905,000
Aon PLC, Class A(c)	3,341	846,509
Apollo Global Management, Inc.	17,356	995,193
Arch Capital Group Ltd.(b)	17,004	678,290
Arthur J. Gallagher & Co.	24,516	3,594,291
Assurant, Inc.	17,615	2,838,657
Athene Holding Ltd., Class A(b)	15,894	995,441
AXIS Capital Holdings Ltd.	9,038	484,798
Bank of New York Mellon Corp. (The)	8,674	451,742
Bank OZK	22,012	940,132
Berkshire Hathaway, Inc., Class B(b)	2,213	640,531
BlackRock, Inc.	2,682	2,352,221
Brighthouse Financial, Inc.(b)	8,769	426,700
Brown & Brown, Inc.	35,725	1,876,277
Capital One Financial Corp.	9,510	1,529,018
Charles Schwab Corp. (The)	12,480	921,648
Chubb Ltd.	8,508	1,446,275
Cincinnati Financial Corp.	5,289	643,724
Citizens Financial Group, Inc.	24,563	1,225,694
Comerica, Inc.	5,824	457,126
Commerce Bancshares, Inc.	13,743	1,070,305
Cullen/Frost Bankers, Inc.	4,809	580,494
Discover Financial Services	18,923	2,218,911
East West Bancorp, Inc.	17,630	1,318,371
Erie Indemnity Co., Class A(c)	7,458	1,500,028
Evercore, Inc., Class A	23,459	3,421,730
Everest Re Group Ltd.	3,512	912,980
FactSet Research Systems, Inc.	5,662	1,893,146
Fidelity National Financial, Inc.	15,402	723,740
Fifth Third Bancorp	35,793	1,508,317
First American Financial Corp.	15,111	971,788
First Citizens BancShares, Inc., Class A(c)	1,524	1,311,554
First Republic Bank	13,115	2,510,736
Franklin Resources, Inc.(c)	13,562	463,956
Globe Life, Inc.	8,635	910,302
Goldman Sachs Group, Inc. (The)	8,328	3,098,183
Hanover Insurance Group, Inc. (The)	4,285	597,715
Hartford Financial Services Group, Inc. (The)	12,513	817,725
Huntington Bancshares, Inc.	47,270	749,702
Interactive Brokers Group, Inc., Class A	39,601	2,663,563
Intercontinental Exchange, Inc.	10,636	1,200,592
Invesco Ltd.(d)	55,302	1,577,766
Jefferies Financial Group, Inc.	118,277	3,800,240
Kemper Corp.	13,670	1,023,473
KeyCorp	34,947	805,179
KKR & Co., Inc., Class A	32,087	1,786,925
Lazard Ltd., Class A	28,110	1,326,230
Lincoln National Corp.	5,587	389,917
Loews Corp.	14,367	838,745
LPL Financial Holdings, Inc.	13,855	2,048,877
M&T Bank Corp.	2,568	412,652
Markel Corp.(b)	998	1,223,039
MarketAxess Holdings, Inc.	4,147	1,934,741

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Marsh & McLennan Cos., Inc.	7,926	$1,096,562
Mercury General Corp.	8,645	549,822
MetLife, Inc.	35,192	2,300,149
MGIC Investment Corp.	36,502	537,309
Moody’s Corp.	4,168	1,397,739
Morgan Stanley	58,056	5,280,193
Morningstar, Inc.	5,089	1,200,953
MSCI, Inc.	7,236	3,387,389
Nasdaq, Inc.	12,611	2,111,838
New York Community Bancorp, Inc.	27,683	331,365
Northern Trust Corp.	9,204	1,115,433
Old Republic International Corp.	30,322	796,256
OneMain Holdings, Inc.	21,085	1,219,556
Pinnacle Financial Partners, Inc.	6,447	586,161
PNC Financial Services Group, Inc. (The)	4,317	840,434
Popular, Inc.	10,622	866,861
Primerica, Inc.	6,487	1,052,256
Principal Financial Group, Inc.	34,145	2,232,742
Progressive Corp. (The)	87,154	8,635,218
Prosperity Bancshares, Inc.	4,517	339,904
Prudential Financial, Inc.	13,721	1,467,735
Raymond James Financial, Inc.	24,106	3,196,215
Regions Financial Corp.	85,305	1,996,990
Reinsurance Group of America, Inc.	2,356	296,927
RenaissanceRe Holdings Ltd. (Bermuda)	5,423	835,793
Rocket Cos., Inc., Class A(c)	58,759	1,040,622
S&P Global, Inc.	4,086	1,550,514
Santander Consumer USA Holdings, Inc.	17,369	658,285
Signature Bank	2,640	659,340
SLM Corp.	202,971	4,110,163
State Street Corp.	18,222	1,584,950
SVB Financial Group(b)	16,416	9,568,722
Synchrony Financial	29,946	1,419,740
Synovus Financial Corp.	13,864	681,000
T. Rowe Price Group, Inc.	16,474	3,152,300
Tradeweb Markets, Inc., Class A	25,625	2,146,862
Travelers Cos., Inc. (The)	20,600	3,289,820
Truist Financial Corp.	6,798	419,980
Unum Group	13,787	426,983
Virtu Financial, Inc., Class A	19,903	606,046
Voya Financial, Inc.	15,086	988,435
W.R. Berkley Corp.	15,202	1,185,604
Western Alliance Bancorporation	16,754	1,675,568
Willis Towers Watson PLC	4,811	1,257,403
Zions Bancorporation N.A.	7,447	431,032
		169,648,974
Health Care-13.23%
10X Genomics, Inc., Class A(b)	10,032	1,805,760
Abbott Laboratories	6,868	801,152
AbbVie, Inc.	8,668	981,218
ABIOMED, Inc.(b)	11,080	3,153,146
Acadia Healthcare Co., Inc.(b)	59,378	3,821,568
Acadia Pharmaceuticals, Inc.(b)	5,415	120,971
Acceleron Pharma, Inc.(b)	8,592	1,124,607
Adaptive Biotechnologies Corp.(b)(c)	14,554	550,287
Agilent Technologies, Inc.	20,089	2,774,894
Alexion Pharmaceuticals, Inc.(b)	21,810	3,850,555
Align Technology, Inc.(b)	6,331	3,736,240
Amedisys, Inc.(b)	10,215	2,639,250
AmerisourceBergen Corp.	27,650	3,172,561
Amgen, Inc.	2,057	489,443
Anthem, Inc.	6,102	2,429,938
	Shares	Value
Health Care-(continued)
Avantor, Inc.(b)	77,043	$2,476,932
Baxter International, Inc.	8,734	717,236
Becton, Dickinson and Co.	1,037	250,840
Biogen, Inc.(b)	3,110	831,863
Bio-Rad Laboratories, Inc., Class A(b)	10,754	6,477,887
Bio-Techne Corp.	6,749	2,792,939
Bristol-Myers Squibb Co.	6,432	422,711
Bruker Corp.	7,367	511,564
Cardinal Health, Inc.	38,013	2,131,389
Catalent, Inc.(b)	41,479	4,348,244
Centene Corp.(b)	43,796	3,223,386
Cerner Corp.	13,691	1,071,321
Change Healthcare, Inc.(b)	52,383	1,227,857
Charles River Laboratories International, Inc.(b)	15,774	5,331,454
Chemed Corp.	2,433	1,195,430
Cigna Corp.	9,779	2,531,294
Cooper Cos., Inc. (The)	2,644	1,040,282
CVS Health Corp.	17,090	1,477,260
Danaher Corp.	5,009	1,283,005
DaVita, Inc.(b)	58,379	7,009,567
DENTSPLY SIRONA, Inc.	7,970	533,352
DexCom, Inc.(b)	6,687	2,470,111
Edwards Lifesciences Corp.(b)	9,717	931,860
Elanco Animal Health, Inc.(b)	19,324	695,278
Eli Lilly and Co.	5,245	1,047,636
Encompass Health Corp.	29,116	2,497,862
Envista Holdings Corp.(b)	32,077	1,399,840
Exact Sciences Corp.(b)	6,377	704,850
Exelixis, Inc.(b)	46,489	1,048,327
Gilead Sciences, Inc.	13,838	914,830
Globus Medical, Inc., Class A(b)	5,502	396,474
Guardant Health, Inc.(b)	8,024	995,939
Haemonetics Corp.(b)	3,347	188,972
HCA Healthcare, Inc.	11,903	2,556,645
Henry Schein, Inc.(b)	20,545	1,562,242
Hill-Rom Holdings, Inc.	3,784	421,084
Hologic, Inc.(b)	61,581	3,883,298
Horizon Therapeutics PLC(b)	59,620	5,464,769
Humana, Inc.	8,759	3,833,814
ICU Medical, Inc.(b)	2,012	418,617
IDEXX Laboratories, Inc.(b)	6,560	3,661,202
Illumina, Inc.(b)	1,051	426,328
Incyte Corp.(b)	4,210	352,714
Insulet Corp.(b)	8,343	2,249,857
Intuitive Surgical, Inc.(b)	1,442	1,214,424
Iovance Biotherapeutics, Inc.(b)(c)	7,155	132,868
IQVIA Holdings, Inc.(b)	7,754	1,862,201
Jazz Pharmaceuticals PLC(b)	5,777	1,029,057
Laboratory Corp. of America Holdings(b)	19,459	5,341,106
Masimo Corp.(b)	9,507	2,049,709
McKesson Corp.	45,488	8,751,436
Medtronic PLC	3,102	392,682
Mettler-Toledo International, Inc.(b)	2,452	3,189,929
Moderna, Inc.(b)	8,011	1,482,115
Molina Healthcare, Inc.(b)	44,970	11,303,659
Novocure Ltd.(b)(c)	14,385	2,934,540
Penumbra, Inc.(b)(c)	7,753	1,931,350
PerkinElmer, Inc.	18,495	2,683,070
Perrigo Co. PLC	9,470	436,946
Pfizer, Inc.	11,895	460,693
PPD, Inc.(b)	14,092	649,923

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
PRA Health Sciences, Inc.(b)	7,260	$1,240,879
Premier, Inc., Class A	8,130	268,290
QIAGEN N.V.(b)(c)	19,028	939,222
Quest Diagnostics, Inc.	28,238	3,718,097
Quidel Corp.(b)(c)	11,110	1,312,202
Regeneron Pharmaceuticals, Inc.(b)	5,903	2,965,844
Repligen Corp.(b)	11,705	2,137,450
ResMed, Inc.	12,426	2,557,892
Royalty Pharma PLC, Class A(c)	21,730	871,808
Seagen, Inc.(b)	7,053	1,095,684
STERIS PLC(c)	13,844	2,642,266
Stryker Corp.	3,495	892,169
Syneos Health, Inc.(b)	15,640	1,374,756
Tandem Diabetes Care, Inc.(b)	13,206	1,127,660
Teladoc Health, Inc.(b)(c)	9,204	1,385,938
Teleflex, Inc.	1,797	722,735
Thermo Fisher Scientific, Inc.	1,947	914,116
United Therapeutics Corp.(b)	6,810	1,265,979
UnitedHealth Group, Inc.	1,530	630,238
Universal Health Services, Inc., Class B	8,365	1,335,305
Veeva Systems, Inc., Class A(b)	10,611	3,091,409
Vertex Pharmaceuticals, Inc.(b)	2,091	436,245
Viatris, Inc.	30,979	472,120
Waters Corp.(b)	2,989	963,205
West Pharmaceutical Services, Inc.	12,910	4,486,354
Zimmer Biomet Holdings, Inc.	6,274	1,056,102
Zoetis, Inc.	8,706	1,538,176
		203,747,801
Industrials-18.81%
3M Co.	4,971	1,009,312
A.O. Smith Corp.	39,130	2,780,969
ADT, Inc.	34,276	354,414
AECOM(b)	45,133	2,934,096
AGCO Corp.	28,758	3,979,244
Air Lease Corp.	7,776	365,939
Allegion PLC	4,333	608,700
Allison Transmission Holdings, Inc.	9,968	421,746
AMERCO	2,166	1,245,537
AMETEK, Inc.	16,912	2,284,811
Axon Enterprise, Inc.(b)	14,459	2,032,791
Booz Allen Hamilton Holding Corp.	35,840	3,043,891
BWX Technologies, Inc.	5,773	361,043
C.H. Robinson Worldwide, Inc.	50,603	4,909,503
CACI International, Inc., Class A(b)	3,829	976,242
Carlisle Cos., Inc.	5,238	1,007,372
Carrier Global Corp.	66,286	3,044,516
Caterpillar, Inc.	14,943	3,602,458
Cintas Corp.	6,699	2,368,364
Clean Harbors, Inc.(b)	3,645	339,350
Copart, Inc.(b)	16,562	2,136,664
CoreLogic, Inc.	41,846	3,326,757
CoStar Group, Inc.(b)	2,521	2,152,934
CSX Corp.	29,411	2,944,629
Cummins, Inc.	27,784	7,148,268
Deere & Co.	16,328	5,896,041
Donaldson Co., Inc.	10,290	633,761
Dover Corp.	14,671	2,207,986
Eaton Corp. PLC	33,054	4,801,094
Emerson Electric Co.	17,080	1,634,385
Equifax, Inc.	6,962	1,636,348
Expeditors International of Washington, Inc.	29,546	3,713,637
Fastenal Co.	56,540	2,998,882
	Shares	Value
Industrials-(continued)
FedEx Corp.	23,009	$7,243,463
Fortive Corp.	23,677	1,717,056
Fortune Brands Home & Security, Inc.	45,481	4,691,820
FTI Consulting, Inc.(b)	4,040	555,702
Generac Holdings, Inc.(b)	17,243	5,668,119
General Dynamics Corp.	4,470	848,898
General Electric Co.	54,642	768,267
Graco, Inc.	35,366	2,677,914
HEICO Corp.	2,865	402,418
HEICO Corp., Class A	9,573	1,268,040
Honeywell International, Inc.	4,884	1,127,764
Howmet Aerospace, Inc.(b)	43,680	1,549,766
Hubbell, Inc.	9,918	1,890,768
IAA, Inc.(b)	31,498	1,794,441
IDEX Corp.	7,751	1,725,838
IHS Markit Ltd.	15,499	1,632,200
Illinois Tool Works, Inc.	7,361	1,705,985
Ingersoll Rand, Inc.(b)	25,761	1,278,796
ITT, Inc.	10,566	992,147
J.B. Hunt Transport Services, Inc.	16,939	2,905,716
Jacobs Engineering Group, Inc.	29,209	4,150,015
JetBlue Airways Corp.(b)	17,638	354,524
Johnson Controls International PLC	51,386	3,419,224
Kansas City Southern	13,364	3,978,196
Knight-Swift Transportation Holdings, Inc.	50,316	2,401,583
L3Harris Technologies, Inc.	4,744	1,034,477
Landstar System, Inc.	14,970	2,552,385
Leidos Holdings, Inc.	18,663	1,917,623
Lennox International, Inc.(c)	7,023	2,457,558
Lincoln Electric Holdings, Inc.	16,142	2,075,538
Lockheed Martin Corp.	1,989	760,196
ManpowerGroup, Inc.	9,557	1,156,301
Masco Corp.	52,583	3,171,281
Middleby Corp. (The)(b)	15,813	2,597,760
MSA Safety, Inc.	5,695	957,102
MSC Industrial Direct Co., Inc., Class A	19,906	1,879,126
Nordson Corp.	9,272	2,055,510
Norfolk Southern Corp.	11,319	3,179,507
Northrop Grumman Corp.	2,422	886,137
nVent Electric PLC	13,374	435,190
Old Dominion Freight Line, Inc.	18,691	4,961,526
Oshkosh Corp.	6,294	827,283
Otis Worldwide Corp.	27,071	2,120,471
Owens Corning	35,096	3,742,988
PACCAR, Inc.	44,578	4,081,562
Parker-Hannifin Corp.	15,096	4,651,832
Pentair PLC	35,673	2,460,367
Quanta Services, Inc.	104,575	9,971,226
Regal Beloit Corp.	30,961	4,403,583
Republic Services, Inc.	16,088	1,756,488
Robert Half International, Inc.	19,191	1,703,969
Rockwell Automation, Inc.	9,617	2,536,195
Rollins, Inc.	39,858	1,358,759
Roper Technologies, Inc.	4,033	1,814,890
Ryder System, Inc.	29,155	2,384,587
Schneider National, Inc., Class B	29,729	728,063
Science Applications International Corp.	16,999	1,527,530
Sensata Technologies Holding PLC(b)	10,211	606,840
Snap-on, Inc.	9,067	2,308,640
Southwest Airlines Co.(b)	18,380	1,129,635
Stanley Black & Decker, Inc.	12,129	2,629,567
Stericycle, Inc.(b)	7,989	627,616

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Teledyne Technologies, Inc.(b)	3,510	$1,472,340
Textron, Inc.	42,200	2,889,434
Timken Co. (The)	44,831	3,965,302
Toro Co. (The)	15,933	1,769,997
Trane Technologies PLC	37,612	7,010,877
TransDigm Group, Inc.(b)	1,329	862,308
TransUnion	13,859	1,482,913
Trex Co., Inc.(b)	33,982	3,310,187
Trinity Industries, Inc.(c)	24,160	671,165
Union Pacific Corp.	4,464	1,003,195
United Parcel Service, Inc., Class B	15,549	3,336,815
United Rentals, Inc.(b)	33,317	11,126,545
Valmont Industries, Inc.	6,430	1,594,640
Verisk Analytics, Inc.	11,789	2,037,493
Vertiv Holdings Co.	167,023	4,145,511
W.W. Grainger, Inc.	6,700	3,096,472
Wabtec Corp.	10,492	868,318
Waste Management, Inc.	13,683	1,924,924
Watsco, Inc.	12,375	3,606,075
Woodward, Inc.	3,386	430,631
XPO Logistics, Inc.(b)	62,244	9,145,511
Xylem, Inc.	23,984	2,832,990
		289,683,295
Information Technology-17.62%
Accenture PLC, Class A	3,326	938,464
Adobe, Inc.(b)	1,231	621,138
Advanced Micro Devices, Inc.(b)	16,939	1,356,475
Akamai Technologies, Inc.(b)	20,703	2,364,490
Alteryx, Inc., Class A(b)	5,094	396,160
Amdocs Ltd.	10,381	810,756
Amphenol Corp., Class A	31,920	2,146,939
Analog Devices, Inc.	9,926	1,633,820
Anaplan, Inc.(b)	7,955	409,762
ANSYS, Inc.(b)	4,676	1,580,207
Apple, Inc.	14,101	1,757,126
Applied Materials, Inc.	29,960	4,138,375
Arista Networks, Inc.(b)	9,379	3,183,045
Arrow Electronics, Inc.(b)	23,899	2,875,767
Aspen Technology, Inc.(b)	6,086	830,556
Atlassian Corp. PLC, Class A(b)	10,928	2,549,284
Autodesk, Inc.(b)	6,446	1,842,654
Automatic Data Processing, Inc.	4,067	797,213
Avalara, Inc.(b)	13,350	1,764,470
Bill.com Holdings, Inc.(b)	13,518	2,013,101
Black Knight, Inc.(b)	25,763	1,890,747
Broadcom, Inc.	2,219	1,048,100
Broadridge Financial Solutions, Inc.	13,813	2,202,897
Cadence Design Systems, Inc.(b)	33,890	4,303,691
CDK Global, Inc.	6,383	334,086
CDW Corp.	8,749	1,447,260
Ceridian HCM Holding, Inc.(b)	16,364	1,463,923
Ciena Corp.(b)	18,889	998,661
Cirrus Logic, Inc.(b)	5,553	433,523
Citrix Systems, Inc.	13,221	1,519,886
Cloudflare, Inc., Class A(b)(c)	14,060	1,153,764
Cognex Corp.	21,268	1,688,467
Cognizant Technology Solutions Corp., Class A	42,707	3,056,113
Concentrix Corp.(b)	13,469	2,056,986
Corning, Inc.	114,001	4,973,864
Coupa Software, Inc.(b)	7,382	1,758,392
Cree, Inc.(b)(c)	17,683	1,768,477
	Shares	Value
Information Technology-(continued)
Crowdstrike Holdings, Inc., Class A(b)	13,487	$2,996,137
Datadog, Inc., Class A(b)	19,074	1,736,688
Dell Technologies, Inc., Class C(b)	164,334	16,209,906
DocuSign, Inc.(b)	10,106	2,037,572
Dolby Laboratories, Inc., Class A	17,043	1,662,374
Dropbox, Inc., Class A(b)(c)	22,637	619,122
Dynatrace, Inc.(b)	13,905	719,445
Elastic N.V.(b)	10,315	1,219,336
Enphase Energy, Inc.(b)	18,462	2,640,989
Entegris, Inc.	41,661	4,768,101
EPAM Systems, Inc.(b)	9,974	4,763,582
Everbridge, Inc.(b)(c)	7,200	846,000
F5 Networks, Inc.(b)	11,765	2,181,584
Fair Isaac Corp.(b)	3,719	1,882,037
Fastly, Inc., Class A(b)(c)	15,936	752,020
Fidelity National Information Services, Inc.	2,969	442,322
First Solar, Inc.(b)	19,956	1,518,851
Fiserv, Inc.(b)	2,818	324,634
Five9, Inc.(b)	13,405	2,374,025
FleetCor Technologies, Inc.(b)	1,558	427,578
Fortinet, Inc.(b)	8,276	1,808,637
Gartner, Inc.(b)	5,212	1,208,350
Genpact Ltd.	16,899	772,960
Global Payments, Inc.	2,884	558,660
Globant S.A.(b)	11,362	2,475,439
GoDaddy, Inc., Class A(b)	15,212	1,231,564
Guidewire Software, Inc.(b)	4,704	459,769
HP, Inc.	153,995	4,501,274
HubSpot, Inc.(b)	6,083	3,068,144
International Business Machines Corp.	6,157	885,007
Intuit, Inc.	4,102	1,801,147
IPG Photonics Corp.(b)	7,779	1,627,834
Jabil, Inc.	26,188	1,478,313
Jack Henry & Associates, Inc.	6,772	1,043,904
Juniper Networks, Inc.	27,816	732,395
Keysight Technologies, Inc.(b)	13,090	1,863,754
KLA Corp.	14,355	4,548,956
Lam Research Corp.	7,211	4,686,068
Littelfuse, Inc.	5,654	1,477,051
Lumentum Holdings, Inc.(b)	10,824	880,749
Manhattan Associates, Inc.(b)	9,446	1,284,467
Marvell Technology, Inc.	132,464	6,398,011
Maxim Integrated Products, Inc.	35,245	3,595,342
Microchip Technology, Inc.	16,841	2,643,195
Micron Technology, Inc.(b)	31,964	2,689,451
Microsoft Corp.	3,910	976,249
MKS Instruments, Inc.	8,908	1,676,753
MongoDB, Inc.(b)	6,666	1,946,072
Monolithic Power Systems, Inc.	8,767	3,008,133
Motorola Solutions, Inc.	8,342	1,712,696
NetApp, Inc.	12,946	1,001,632
NortonLifeLock, Inc.	224,722	6,215,811
Nuance Communications, Inc.(b)(c)	71,570	3,786,053
NVIDIA Corp.	852	553,613
Okta, Inc.(b)(c)	9,477	2,108,064
ON Semiconductor Corp.(b)	66,319	2,655,413
Oracle Corp.	7,122	560,786
PagerDuty, Inc.(b)(c)	8,605	349,793
Palo Alto Networks, Inc.(b)	5,733	2,082,512
Paychex, Inc.	12,668	1,281,242
Paycom Software, Inc.(b)	4,779	1,575,158
Paylocity Holding Corp.(b)	7,455	1,266,083

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
PayPal Holdings, Inc.(b)	3,335	$867,167
Pegasystems, Inc.	6,793	802,525
PTC, Inc.(b)	17,060	2,288,428
Pure Storage, Inc., Class A(b)	22,400	426,720
Qorvo, Inc.(b)	16,302	2,978,701
QUALCOMM, Inc.	12,277	1,651,748
RingCentral, Inc., Class A(b)	8,359	2,193,987
salesforce.com, inc.(b)	2,744	653,346
ServiceNow, Inc.(b)	3,303	1,565,226
Skyworks Solutions, Inc.	16,683	2,836,110
Slack Technologies, Inc., Class A(b)	20,071	883,927
Smartsheet, Inc., Class A(b)	9,602	567,286
SolarEdge Technologies, Inc.(b)	11,640	3,003,236
Splunk, Inc.(b)	6,047	732,896
Square, Inc., Class A(b)	8,718	1,939,929
SS&C Technologies Holdings, Inc.	25,798	1,905,698
StoneCo Ltd., Class A (Brazil)(b)	25,052	1,652,680
SYNNEX Corp.	31,679	4,010,561
Synopsys, Inc.(b)	15,975	4,063,081
Teradyne, Inc.	35,279	4,669,176
Texas Instruments, Inc.	6,627	1,257,937
Trade Desk, Inc. (The), Class A(b)	2,796	1,644,439
Trimble, Inc.(b)	57,362	4,462,190
Twilio, Inc., Class A(b)	6,967	2,340,912
Tyler Technologies, Inc.(b)	4,781	1,927,508
Ubiquiti, Inc.	1,323	398,911
Universal Display Corp.	3,058	660,100
VeriSign, Inc.(b)	3,964	871,763
VMware, Inc., Class A(b)(c)	4,206	664,085
Vontier Corp.(b)	36,303	1,273,509
Western Union Co. (The)	17,071	417,727
Workday, Inc., Class A(b)	5,493	1,256,359
Xilinx, Inc.	19,651	2,495,677
Zebra Technologies Corp., Class A(b)	9,007	4,476,929
Zendesk, Inc.(b)	15,279	2,088,028
Zoom Video Communications, Inc., Class A(b)	2,870	951,491
Zscaler, Inc.(b)(c)	8,746	1,698,473
		271,285,912
Materials-8.78%
Air Products and Chemicals, Inc.	6,018	1,803,354
Albemarle Corp.	43,747	7,309,249
Amcor PLC	287,434	3,391,721
AptarGroup, Inc.	11,682	1,720,875
Avery Dennison Corp.	14,524	3,202,978
Axalta Coating Systems Ltd.(b)	21,971	712,739
Ball Corp.	47,702	3,919,196
Berry Global Group, Inc.(b)	67,377	4,595,785
Celanese Corp.	19,360	3,203,112
Chemours Co. (The)	124,348	4,467,824
Corteva, Inc.	61,307	2,789,468
Crown Holdings, Inc.	62,334	6,435,362
Dow, Inc.	43,409	2,970,044
DuPont de Nemours, Inc.	12,436	1,051,961
Eagle Materials, Inc.	6,570	964,213
Eastman Chemical Co.	57,221	7,175,513
Ecolab, Inc.	4,821	1,036,901
Element Solutions, Inc.	43,233	1,011,220
FMC Corp.	16,783	1,958,408
Freeport-McMoRan, Inc.	197,268	8,427,289
Graphic Packaging Holding Co.	57,868	1,023,106
Huntsman Corp.	71,091	2,017,563
International Flavors & Fragrances, Inc.	6,649	941,964
	Shares	Value
Materials-(continued)
International Paper Co.	99,337	$6,268,165
Linde PLC (United Kingdom)	3,653	1,098,092
LyondellBasell Industries N.V., Class A	15,020	1,691,552
Martin Marietta Materials, Inc.	3,423	1,244,774
Mosaic Co. (The)	14,692	530,969
Newmont Corp.	98,830	7,262,028
Nucor Corp.	38,713	3,969,631
Olin Corp.	109,284	5,342,895
Packaging Corp. of America	26,807	3,984,861
PPG Industries, Inc.	13,359	2,400,879
Reliance Steel & Aluminum Co.	16,402	2,756,684
Royal Gold, Inc.	3,659	452,874
RPM International, Inc.	27,717	2,592,371
Scotts Miracle-Gro Co. (The)	24,172	5,254,268
Sealed Air Corp.	40,775	2,318,467
Sherwin-Williams Co. (The)	6,901	1,956,641
Silgan Holdings, Inc.	38,897	1,638,731
Sonoco Products Co.	14,184	957,704
Southern Copper Corp. (Peru)	6,078	423,880
Steel Dynamics, Inc.	66,665	4,161,896
Valvoline, Inc.	54,670	1,804,110
Vulcan Materials Co.	6,726	1,233,010
Westlake Chemical Corp.	8,999	907,729
Westrock Co.	47,210	2,753,287
		135,135,343
Real Estate-2.62%
Alexandria Real Estate Equities, Inc.	5,313	947,095
American Campus Communities, Inc.	7,770	366,433
American Homes 4 Rent, Class A	29,208	1,111,949
American Tower Corp.	2,169	554,093
Americold Realty Trust	16,116	612,730
Apartment Income REIT Corp.	6,751	314,462
Apartment Investment & Management Co.	6,795	47,905
AvalonBay Communities, Inc.	2,270	469,754
Camden Property Trust	5,553	696,235
CBRE Group, Inc., Class A(b)	27,858	2,445,375
CoreSite Realty Corp.	6,826	827,653
Corporate Office Properties Trust	14,368	396,557
Crown Castle International Corp.	6,814	1,291,253
CubeSmart	26,047	1,140,598
CyrusOne, Inc.	12,951	955,136
Digital Realty Trust, Inc.	13,589	2,059,549
Duke Realty Corp.	38,492	1,788,338
Equinix, Inc.	2,178	1,604,576
Equity Commonwealth	16,425	450,702
Equity LifeStyle Properties, Inc.	5,264	373,007
Equity Residential	4,335	335,746
Essex Property Trust, Inc.	1,852	546,877
Extra Space Storage, Inc.	11,623	1,741,242
First Industrial Realty Trust, Inc.	15,911	805,733
Gaming and Leisure Properties, Inc.	23,379	1,083,850
Healthcare Trust of America, Inc., Class A	10,491	287,558
Healthpeak Properties, Inc.	17,564	586,286
Host Hotels & Resorts, Inc.(b)	27,602	473,926
Invitation Homes, Inc.	19,749	716,296
Iron Mountain, Inc.(c)	17,545	763,909
Jones Lang LaSalle, Inc.(b)	2,403	486,007
Lamar Advertising Co., Class A	5,165	541,395
Life Storage, Inc.	11,167	1,110,447
Medical Properties Trust, Inc.	32,343	684,701
Mid-America Apartment Communities, Inc.	6,280	1,009,196
Omega Healthcare Investors, Inc.	10,055	368,214

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Prologis, Inc.	10,466	$1,233,313
Public Storage	5,088	1,437,258
Realty Income Corp.	5,579	381,604
Rexford Industrial Realty, Inc.(c)	11,177	617,306
SBA Communications Corp., Class A	5,041	1,502,823
STORE Capital Corp.	10,144	348,954
Sun Communities, Inc.	3,330	557,509
UDR, Inc.	8,141	387,756
Ventas, Inc.	12,283	681,092
VICI Properties, Inc.(c)	49,620	1,544,671
Welltower, Inc.	4,830	361,139
Weyerhaeuser Co.	20,630	783,115
WP Carey, Inc.	7,665	578,324
		40,409,647
Utilities-2.72%
AES Corp. (The)	131,761	3,348,047
Alliant Energy Corp.	17,741	1,013,898
Ameren Corp.	24,317	2,047,491
American Electric Power Co., Inc.	9,153	787,158
American Water Works Co., Inc.	18,388	2,850,508
Atmos Energy Corp.	5,240	519,651
CenterPoint Energy, Inc.	45,696	1,156,109
CMS Energy Corp.	22,761	1,428,025
Consolidated Edison, Inc.	12,201	942,405
Dominion Energy, Inc.	10,360	788,810
DTE Energy Co.	16,427	2,266,762
Duke Energy Corp.	20,478	2,052,305
Edison International	7,842	438,133
Entergy Corp.	12,330	1,297,856
Essential Utilities, Inc.	8,959	428,240
Evergy, Inc.	14,004	868,108
Eversource Energy	18,326	1,487,888
Exelon Corp.	45,079	2,033,964
IDACORP, Inc.	3,089	302,568
MDU Resources Group, Inc.	18,019	606,520
National Fuel Gas Co.	8,073	418,908
NextEra Energy, Inc.	15,745	1,152,849
NiSource, Inc.	32,648	832,524
NRG Energy, Inc.	13,913	447,303
OGE Energy Corp.	8,405	289,972
	Shares	Value
Utilities-(continued)
PG&E Corp.(b)	83,893	$850,675
Pinnacle West Capital Corp.	11,409	964,973
PPL Corp.	25,278	735,843
Public Service Enterprise Group, Inc.	32,654	2,028,466
Sempra Energy	5,717	774,596
Southern Co. (The)	22,516	1,439,223
UGI Corp.	14,456	665,699
Vistra Corp.	25,699	415,553
WEC Energy Group, Inc.	17,764	1,668,217
Xcel Energy, Inc.	34,702	2,459,678
		41,808,925
Total Common Stocks & Other Equity Interests (Cost $1,324,720,463)		1,537,526,734
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $932,356)	932,356	932,356
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,325,652,819)		1,538,459,090
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Private Government Fund, 0.01%(d)(e)(f)	15,791,724	15,791,724
Invesco Private Prime Fund, 0.09%(d)(e)(f)	25,111,991	25,122,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,913,760)		40,913,760
TOTAL INVESTMENTS IN SECURITIES-102.58% (Cost $1,366,566,579)		1,579,372,850
OTHER ASSETS LESS LIABILITIES-(2.58)%		(39,700,839)
NET ASSETS-100.00%		$1,539,672,011

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$2,584,435	$3,761,772	$(7,567,832)	$800,846	$1,998,545	$1,577,766	$57,363
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$35,720,001	$(34,787,645)	$-	$-	$932,356	$165
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,272,083	(4,272,083)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,933,477	88,224,357	(83,366,110)	-	-	15,791,724	1,363*
Invesco Private Prime Fund	3,647,831	108,425,048	(86,952,207)	-	1,364	25,122,036	9,196*
Total	$17,165,743	$240,403,261	$(216,945,877)	$800,846	$1,999,909	$43,423,882	$68,091

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.94%
Alaska Communications Systems Group, Inc.(b)	35,229	$116,960
AMC Networks, Inc., Class A(b)(c)	1,096	58,833
ATN International, Inc.	392	18,530
Bandwidth, Inc., Class A(b)(c)	616	72,867
Boingo Wireless, Inc.(b)	5,188	72,528
Cardlytics, Inc.(b)	821	87,477
Cincinnati Bell, Inc.(b)	23,259	358,189
Cogent Communications Holdings, Inc.	387	29,257
Consolidated Communications Holdings, Inc.(b)	36,076	337,671
E.W. Scripps Co. (The), Class A	1,610	34,148
Entravision Communications Corp., Class A	8,481	39,606
EverQuote, Inc., Class A(b)	924	29,134
Fluent, Inc.(b)	9,031	26,100
Gogo, Inc.(b)	6,540	89,075
Gray Television, Inc.	2,193	51,009
IDT Corp., Class B(b)	7,446	214,892
iHeartMedia, Inc., Class A(b)	1,966	45,631
Iridium Communications, Inc.(b)	1,162	44,400
Magnite, Inc.(b)(c)	5,754	170,894
Ooma, Inc.(b)	1,855	36,006
ORBCOMM, Inc.(b)	14,753	165,086
QuinStreet, Inc.(b)	3,451	62,498
Shenandoah Telecommunications Co.	1,414	70,544
Sinclair Broadcast Group, Inc., Class A	1,566	52,758
TechTarget, Inc.(b)	2,609	183,439
TEGNA, Inc.	2,025	39,265
WideOpenWest, Inc.(b)	8,737	145,646
Yelp, Inc.(b)	1,076	43,158
		2,695,601
Consumer Discretionary-22.89%
1-800-Flowers.com, Inc., Class A(b)(c)	6,219	189,493
Aaron’s Co., Inc. (The)	5,488	197,403
Abercrombie & Fitch Co., Class A(b)	9,890	422,303
Academy Sports & Outdoors, Inc.(b)	1,395	50,959
Acushnet Holdings Corp.	840	44,688
Adient PLC(b)	4,349	217,711
Adtalem Global Education, Inc.(b)	654	23,793
American Axle & Manufacturing Holdings, Inc.(b)	3,903	43,714
American Eagle Outfitters, Inc.(c)	5,210	184,590
American Public Education, Inc.(b)	1,851	51,828
America’s Car-Mart, Inc.(b)	402	66,085
Asbury Automotive Group, Inc.(b)	760	150,700
Aspen Group, Inc.(b)	3,285	19,119
At Home Group, Inc.(b)	7,628	286,355
Bally’s Corp.(b)	2,864	166,198
Beazer Homes USA, Inc.(b)	4,471	106,455
Bed Bath & Beyond, Inc.(b)(c)	6,933	194,055
Big Lots, Inc.	7,043	429,200
Biglari Holdings, Inc., Class B(b)	153	24,506
BJ’s Restaurants, Inc.(b)	1,940	107,243
Bloomin’ Brands, Inc.(b)	2,247	66,399
Boot Barn Holdings, Inc.(b)	923	70,508
Boyd Gaming Corp.(b)	1,384	89,116
Brinker International, Inc.(b)	1,987	122,101
Buckle, Inc. (The)	2,177	91,695
Callaway Golf Co.	1,581	58,371
Camping World Holdings, Inc., Class A	7,299	324,003
CarParts.com, Inc.(b)	6,815	111,357
Carriage Services, Inc.	2,015	77,295
Carrols Restaurant Group, Inc.(b)	3,874	22,895
Cavco Industries, Inc.(b)	298	65,938
	Shares	Value
Consumer Discretionary-(continued)
Century Communities, Inc.(b)	4,436	$361,002
Cheesecake Factory, Inc. (The)(b)	1,280	75,290
Children’s Place, Inc. (The)(b)(c)	401	37,289
Churchill Downs, Inc.	199	39,706
Chuy’s Holdings, Inc.(b)	1,197	49,616
Citi Trends, Inc.(b)	4,879	406,616
Clarus Corp.	2,280	54,013
Conn’s, Inc.(b)	1,637	37,962
Container Store Group, Inc. (The)(b)	11,829	160,401
Cooper Tire & Rubber Co.	4,939	293,278
Cooper-Standard Holdings, Inc.(b)	3,340	99,398
Core-Mark Holding Co., Inc.	6,204	284,515
Cracker Barrel Old Country Store, Inc.	164	25,866
Crocs, Inc.(b)	1,471	148,924
Dana, Inc.	3,345	90,750
Deckers Outdoor Corp.(b)	199	66,753
Del Taco Restaurants, Inc.	1,973	20,046
Dine Brands Global, Inc.(b)	436	41,398
Dorman Products, Inc.(b)	612	62,657
Duluth Holdings, Inc., Class B(b)	2,678	43,116
El Pollo Loco Holdings, Inc.(b)	1,508	25,425
Envela Corp.(b)(c)	3,762	16,101
Escalade, Inc.	5,114	125,037
Ethan Allen Interiors, Inc.	2,668	77,025
Everi Holdings, Inc.(b)	2,190	45,399
Fiesta Restaurant Group, Inc.(b)	2,840	38,596
Fossil Group, Inc.(b)	16,965	239,546
Fox Factory Holding Corp.(b)	550	85,514
Franchise Group, Inc.	1,271	46,951
GameStop Corp., Class A(b)	2,604	578,088
GAN, Ltd. (United Kingdom)(b)	1,593	27,559
Genesco, Inc.(b)	499	27,445
Gentherm, Inc.(b)	1,332	96,610
G-III Apparel Group Ltd.(b)	971	32,082
Golden Entertainment, Inc.(b)	1,271	54,195
Goodyear Tire & Rubber Co. (The)(b)	2,180	43,229
GoPro, Inc., Class A(b)(c)	20,304	227,811
Green Brick Partners, Inc.(b)	4,664	108,858
Group 1 Automotive, Inc.	1,194	190,419
GrowGeneration Corp.(b)(c)	3,079	136,738
Guess?, Inc.	1,117	32,806
Hamilton Beach Brands Holding Co., Class A	1,126	28,375
Haverty Furniture Cos., Inc., (Acquired 06/02/2020 - 05/25/2021; Cost $153,291)(d)	6,717	308,579
Helen of Troy Ltd.(b)(c)	164	34,519
Hibbett Sports, Inc.(b)	5,811	492,540
Hilton Grand Vacations, Inc.(b)	861	39,374
Hooker Furniture Corp.	2,899	103,929
Installed Building Products, Inc.	828	98,201
International Game Technology PLC(b)	2,060	49,976
iRobot Corp.(b)(c)	1,961	191,590
Jack in the Box, Inc.	894	101,558
Johnson Outdoors, Inc., Class A	542	66,227
KB Home	1,752	82,011
Kontoor Brands, Inc.	1,950	124,839
Lakeland Industries, Inc.(b)(c)	3,566	89,935
Lands’ End, Inc.(b)	1,745	44,689
Laureate Education, Inc., Class A(b)	2,041	29,819
La-Z-Boy, Inc.	3,478	143,398
LCI Industries	633	94,349
LGI Homes, Inc.(b)	1,124	203,230
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Lifetime Brands, Inc.	7,273	$109,095
Liquidity Services, Inc.(b)	6,606	157,949
Lithia Motors, Inc., Class A	326	114,749
Lovesac Co. (The)(b)(c)	2,423	201,157
Lumber Liquidators Holdings, Inc.(b)	8,758	199,507
M.D.C. Holdings, Inc.	1,752	101,528
M/I Homes, Inc.(b)	2,145	151,265
Malibu Boats, Inc., Class A(b)	2,708	212,361
MarineMax, Inc.(b)	12,009	617,623
Marriott Vacations Worldwide Corp.(b)	177	30,495
MasterCraft Boat Holdings, Inc.(b)	4,190	116,314
Meritage Homes Corp.(b)	1,584	170,549
Modine Manufacturing Co.(b)	19,354	340,437
Monarch Casino & Resort, Inc.(b)	603	43,030
Motorcar Parts of America, Inc.(b)	976	22,809
Movado Group, Inc.	924	25,623
Murphy USA, Inc.	628	84,661
National Vision Holdings, Inc.(b)	1,739	86,376
Nautilus, Inc.(b)(c)	3,634	65,448
Noodles & Co.(b)	9,926	127,847
ODP Corp. (The)(b)	5,889	257,585
OneWater Marine, Inc., Class A(b)	1,497	73,712
Overstock.com, Inc.(b)	1,738	148,477
Oxford Industries, Inc.	397	38,013
Papa John’s International, Inc.	909	85,401
Patrick Industries, Inc.	2,117	181,427
Penn National Gaming, Inc.(b)	630	51,641
PetMed Express, Inc.(c)	2,980	86,122
Purple Innovation, Inc.(b)	1,327	37,846
RCI Hospitality Holdings, Inc.	2,944	228,160
Red Rock Resorts, Inc., Class A(b)	1,800	80,550
Rent-A-Center, Inc.	4,139	255,832
RH(b)(c)	89	57,053
Rocky Brands, Inc.	1,555	90,688
Sally Beauty Holdings, Inc.(b)	1,415	30,861
Scientific Games Corp.(b)	1,940	140,728
SeaWorld Entertainment, Inc.(b)	622	33,855
Shake Shack, Inc., Class A(b)	606	56,952
Shoe Carnival, Inc.	1,085	73,248
Shutterstock, Inc.	1,083	98,282
Signet Jewelers Ltd.(b)	9,894	599,379
Skyline Champion Corp.(b)	1,601	81,091
Sleep Number Corp.(b)	2,269	252,971
Smith & Wesson Brands, Inc.	13,330	283,396
Sonic Automotive, Inc., Class A	4,131	199,238
Sonos, Inc.(b)	3,560	131,720
Sportsman’s Warehouse Holdings, Inc.(b)	17,557	312,515
Stamps.com, Inc.(b)	641	120,303
Standard Motor Products, Inc.	807	36,331
Steven Madden Ltd.	476	19,706
Stitch Fix, Inc., Class A(b)	1,787	95,533
Stoneridge, Inc.(b)	1,339	40,759
Stride, Inc.(b)	4,504	121,068
Sturm Ruger & Co., Inc.	2,098	165,616
Superior Group of Cos., Inc.	5,720	146,032
Taylor Morrison Home Corp., Class A(b)	3,604	106,750
Tenneco, Inc., Class A(b)	2,555	40,062
Texas Roadhouse, Inc.(b)	780	78,554
TopBuild Corp.(b)	503	99,619
Tri Pointe Homes, Inc.(b)	5,974	144,093
Tupperware Brands Corp.(b)	7,891	202,325
Universal Electronics, Inc.(b)	914	45,755
	Shares	Value
Consumer Discretionary-(continued)
Urban Outfitters, Inc.(b)	2,162	$84,664
Vista Outdoor, Inc.(b)	10,667	464,975
Visteon Corp.(b)	730	89,396
Vivint Smart Home, Inc.(b)	2,423	33,704
VOXX International Corp.(b)	7,951	119,583
Waitr Holdings, Inc.(b)(c)	37,168	75,451
Wingstop, Inc.	586	83,610
Winmark Corp.	150	29,373
Winnebago Industries, Inc.	1,125	83,205
Wolverine World Wide, Inc.	1,072	39,085
Workhorse Group, Inc.(b)(c)	3,084	28,897
XPEL, Inc.(b)(e)	2,677	219,514
YETI Holdings, Inc.(b)	1,036	90,754
Zumiez, Inc.(b)	2,036	89,218
		20,996,745
Consumer Staples-4.29%
Alico, Inc.	626	20,032
Andersons, Inc. (The)	2,311	71,826
B&G Foods, Inc.(c)	6,849	209,579
BellRing Brands, Inc., Class A(b)	2,860	82,025
BJ’s Wholesale Club Holdings, Inc.(b)	3,889	174,188
Calavo Growers, Inc.	286	20,363
Cal-Maine Foods, Inc.	675	23,564
Celsius Holdings, Inc.(b)	2,006	131,473
Central Garden & Pet Co.(b)(c)	742	40,758
Central Garden & Pet Co., Class A(b)	2,853	143,934
Coca-Cola Consolidated, Inc.	155	62,763
Darling Ingredients, Inc.(b)	1,255	85,917
Edgewell Personal Care Co.	2,645	120,030
elf Beauty, Inc.(b)	4,218	118,104
Fresh Del Monte Produce, Inc.	676	22,626
Freshpet, Inc.(b)	501	88,587
Hostess Brands, Inc.(b)(c)	2,675	41,944
Ingles Markets, Inc., Class A	1,026	63,550
John B. Sanfilippo & Son, Inc.	419	39,097
Lancaster Colony Corp.	115	21,467
Medifast, Inc.	721	239,552
MGP Ingredients, Inc.	471	32,824
National Beverage Corp.	584	29,159
Natural Grocers by Vitamin Cottage, Inc.	4,473	53,631
Nature’s Sunshine Products, Inc.	2,732	55,979
NewAge, Inc.(b)	5,218	12,367
Oil-Dri Corp.of America	766	27,997
Performance Food Group Co.(b)	651	32,635
PriceSmart, Inc.	713	62,958
Primo Water Corp.	4,711	81,547
Rite Aid Corp.(b)(c)	2,539	46,388
Sanderson Farms, Inc.	121	19,693
Seneca Foods Corp., Class A(b)	1,709	79,024
Simply Good Foods Co. (The)(b)(c)	884	30,524
SpartanNash Co.	11,614	243,546
Turning Point Brands, Inc.	2,000	85,540
United Natural Foods, Inc.(b)	24,099	914,798
Universal Corp.	825	46,233
USANA Health Sciences, Inc.(b)	369	39,018
Vector Group Ltd.	3,227	44,371
Village Super Market, Inc., Class A	1,990	47,979
WD-40 Co.	231	56,549
Weis Markets, Inc.	1,394	70,927
		3,935,066

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Energy-2.89%
Antero Resources Corp.(b)	62,018	$800,652
Archrock, Inc.	4,994	45,945
Aspen Aerogels, Inc.(b)	3,139	63,659
Bonanza Creek Energy, Inc.(b)	3,618	155,429
Cactus, Inc., Class A	710	24,878
Clean Energy Fuels Corp.(b)	19,394	153,601
CNX Resources Corp.(b)	10,899	148,444
DHT Holdings, Inc.(c)	4,910	31,424
DMC Global, Inc.(b)	952	50,428
Goodrich Petroleum Corp.(b)	3,189	35,302
Green Plains, Inc.(b)	2,526	80,554
Liberty Oilfield Services, Inc., Class A(b)	4,513	67,515
Overseas Shipholding Group, Inc., Class A(b)	7,662	17,699
PDC Energy, Inc.(b)	950	40,109
Range Resources Corp.(b)(c)	15,181	205,854
Renewable Energy Group, Inc.(b)(c)	4,948	302,174
REX American Resources Corp.(b)	452	43,406
Southwestern Energy Co.(b)	62,024	320,664
US Silica Holdings, Inc.(b)	4,190	42,990
World Fuel Services Corp.	727	22,341
		2,653,068
Financials-12.55%
Alerus Financial Corp.	1,864	61,419
Allegiance Bancshares, Inc.	822	33,340
Altabancorp	956	43,976
A-Mark Precious Metals, Inc.	3,324	177,236
American Equity Investment Life Holding Co.	2,246	68,503
AMERISAFE, Inc.	742	48,623
Apollo Commercial Real Estate Finance, Inc.	1,502	23,506
Arbor Realty Trust, Inc.	2,294	41,843
Ares Commercial Real Estate Corp.	1,388	21,056
Arrow Financial Corp.	679	25,191
Artisan Partners Asset Management, Inc., Class A	2,579	131,735
Atlantic Capital Bancshares, Inc.(b)	1,711	48,113
Atlantic Union Bankshares Corp.	735	30,150
Atlanticus Holdings Corp.(b)	3,319	131,466
Axos Financial, Inc.(b)	2,384	113,025
B. Riley Financial, Inc.	2,340	172,318
Banc of California, Inc.	1,372	24,024
BancFirst Corp.	377	26,002
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	1,179	18,003
BancorpSouth Bank	942	28,806
Bank First Corp.	366	26,067
Bank of Marin Bancorp	476	16,046
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,641	62,588
BankUnited, Inc.	1,183	56,536
Banner Corp.	643	37,635
Bar Harbor Bankshares	1,297	39,481
BGC Partners, Inc., Class A	4,426	26,113
Bridgewater Bancshares, Inc.(b)	1,370	23,783
Brightsphere Investment Group, Inc.	9,198	204,839
Broadmark Realty Capital, Inc.	2,699	27,773
Brookline Bancorp, Inc.	1,735	29,252
BRP Group, Inc., Class A(b)	4,902	120,491
Bryn Mawr Bank Corp.	733	35,037
Cadence BanCorp	2,519	56,375
Cambridge Bancorp	382	32,757
Camden National Corp.	614	29,239
Cannae Holdings, Inc.(b)	646	23,159
	Shares	Value
Financials-(continued)
Capitol Federal Financial, Inc.	2,516	$32,557
Capstead Mortgage Corp., (Acquired 01/05/2021 - 03/24/2021; Cost $19,166)(d)	3,319	21,408
Cathay General Bancorp	873	36,387
Century Bancorp, Inc., Class A	210	23,961
ChoiceOne Financial Services, Inc.	522	13,442
CIT Group, Inc.	850	45,033
Citizens, Inc.(b)	3,452	18,019
City Holding Co.	451	36,179
CNO Financial Group, Inc.	5,183	137,660
Coastal Financial Corp.(b)	1,550	48,205
Cohen & Steers, Inc.	300	21,939
Columbia Banking System, Inc.	869	37,506
Community Bank System, Inc.	413	33,503
Community Trust Bancorp, Inc.	527	23,283
Cowen, Inc., Class A	3,752	147,566
Customers Bancorp, Inc.(b)	941	35,617
CVB Financial Corp.	1,806	40,057
Diamond Hill Investment Group, Inc.	526	92,266
Donegal Group, Inc., Class A	1,957	29,923
Donnelley Financial Solutions, Inc.(b)	9,089	270,943
Dynex Capital, Inc.	1,364	26,666
Eagle Bancorp, Inc.	699	39,941
Eastern Bankshares, Inc.	2,765	61,936
Ellington Financial, Inc.	2,156	40,705
Ellington Residential Mortgage REIT	2,261	27,742
Employers Holdings, Inc.	1,086	45,829
Encore Capital Group, Inc.(b)	1,760	81,470
Enova International, Inc.(b)	2,858	108,232
Enstar Group Ltd.(b)	172	43,669
Essent Group Ltd.	431	20,619
EZCORP, Inc., Class A(b)	3,963	29,128
Farmers National Banc Corp.	1,438	25,021
FB Financial Corp.	479	20,046
Federal Agricultural Mortgage Corp., Class C	382	38,758
Federated Hermes, Inc., Class B	1,159	36,856
Fidelity D&D Bancorp, Inc.	265	14,768
First Bancorp	2,935	37,539
First Bancorp, Inc. (The)	704	22,176
First Bancorp/Southern Pines NC	854	37,892
First Bancshares, Inc. (The)	816	31,865
First Busey Corp.	1,075	28,799
First Capital, Inc.	289	12,889
First Commonwealth Financial Corp.	1,867	28,285
First Financial Bancorp	987	25,139
First Financial Bankshares, Inc.	489	24,621
First Financial Corp.	634	28,771
First Foundation, Inc.	3,074	77,157
First Internet Bancorp	922	31,274
First Interstate BancSystem, Inc., Class A	1,138	53,566
First Merchants Corp.	816	37,813
First Mid Bancshares, Inc.	877	38,500
First Savings Financial Group, Inc.	289	20,820
FirstCash, Inc.	370	29,496
Focus Financial Partners, Inc., Class A(b)	1,377	69,800
Fulton Financial Corp.	1,508	26,134
Genworth Financial, Inc., Class A(b)	21,140	88,788
German American Bancorp, Inc.	1,159	48,446
Glacier Bancorp, Inc.	587	34,193
Goosehead Insurance, Inc., Class A(c)	816	73,334
Great Southern Bancorp, Inc.	393	22,201
Green Dot Corp., Class A(b)	3,293	133,663

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Guaranty Bancshares, Inc.	643	$24,653
Hamilton Lane, Inc., Class A	681	61,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,408	69,288
HarborOne Bancorp, Inc.	2,008	29,819
HCI Group, Inc.	1,053	84,830
Heartland Financial USA, Inc.	704	35,024
Heritage Financial Corp.	1,420	41,194
Heritage Insurance Holdings, Inc.	2,617	21,800
Hilltop Holdings, Inc.	989	36,741
Hingham Institution for Savings (The)	180	52,245
Home BancShares, Inc.	1,960	53,626
HomeStreet, Inc.	2,202	99,134
Hope Bancorp, Inc.	1,781	27,249
Horace Mann Educators Corp.	1,435	57,213
Horizon Bancorp, Inc.	2,010	37,185
Houlihan Lokey, Inc.	1,081	80,956
Independent Bank Corp.	384	31,338
Independent Bank Corp.	1,041	24,255
Independent Bank Group, Inc.	802	63,157
International Bancshares Corp.	604	28,026
Investors Bancorp, Inc.	2,427	36,114
Investors Title Co.	237	42,148
James River Group Holdings Ltd.	3,064	106,995
Kinsale Capital Group, Inc.	324	53,933
KKR Real Estate Finance Trust, Inc.	1,373	29,355
Lakeland Bancorp, Inc.	1,494	28,401
Lakeland Financial Corp.	1,338	82,568
Live Oak Bancshares, Inc.	1,024	62,034
Meridian Corp.(c)	927	25,094
Meta Financial Group, Inc.	2,537	134,486
Metrocity Bankshares, Inc.	1,155	19,878
MFA Financial, Inc.	100,989	441,322
Moelis & Co., Class A	2,158	115,863
Mr. Cooper Group, Inc.(b)	10,412	360,151
National Bank Holdings Corp., Class A	1,138	45,065
Navient Corp.	3,334	60,912
NBT Bancorp, Inc.	728	28,385
Nelnet, Inc., Class A	917	69,252
NI Holdings, Inc.(b)	1,040	19,822
Nicolet Bankshares, Inc.(b)	473	37,509
Northeast Bank	1,110	32,590
Northwest Bancshares, Inc.	1,580	22,373
OFG Bancorp	1,112	26,799
Old National Bancorp	2,054	39,129
Oportun Financial Corp.(b)	1,286	24,537
Oppenheimer Holdings, Inc., Class A	2,150	107,435
Orchid Island Capital, Inc.	9,840	53,825
Pacific Premier Bancorp, Inc.	878	40,362
Palomar Holdings, Inc.(b)	840	61,320
Park National Corp.	474	59,970
PennyMac Financial Services, Inc.	278	17,406
Peoples Bancorp, Inc.	834	27,088
Piper Sandler Cos.	888	113,184
PJT Partners, Inc., Class A	2,485	180,958
PRA Group, Inc.(b)	1,520	59,174
PROG Holdings, Inc.	965	50,875
QCR Holdings, Inc.	834	39,874
Radian Group, Inc.	1,114	26,012
Ready Capital Corp.	2,269	34,534
Red River Bancshares, Inc.	366	19,987
Regional Management Corp.	1,170	54,686
	Shares	Value
Financials-(continued)
Renasant Corp.	1,290	$57,044
RLI Corp.	386	40,715
Safety Insurance Group, Inc.	422	35,916
Sandy Spring Bancorp, Inc.	830	38,562
SB Financial Group, Inc.	991	19,622
Seacoast Banking Corp. of Florida(b)	926	34,327
Selective Insurance Group, Inc.	605	45,538
ServisFirst Bancshares, Inc.	1,265	87,867
Silvercrest Asset Management Group, Inc., Class A	1,619	25,774
Silvergate Capital Corp., Class A(b)	1,817	202,414
Simmons First National Corp., Class A	1,115	34,007
SiriusPoint Ltd. (Bermuda)(b)	4,796	50,454
Southside Bancshares, Inc.	924	39,584
StepStone Group, Inc., Class A	2,109	66,855
Stewart Information Services Corp.	2,738	165,238
Stifel Financial Corp.	1,110	76,901
Stock Yards Bancorp, Inc.	1,159	62,285
StoneX Group, Inc.(b)	1,893	128,156
Texas Capital Bancshares, Inc.(b)	460	31,685
Tompkins Financial Corp.	294	23,858
Towne Bank	838	26,841
TriCo Bancshares	812	38,935
Triumph Bancorp, Inc.(b)	1,874	156,947
Trupanion, Inc.(b)	878	79,169
TrustCo Bank Corp.	493	19,299
Trustmark Corp.	816	27,377
UMB Financial Corp.	582	56,285
United Community Banks, Inc.	972	33,612
Univest Financial Corp.	936	27,294
Valley National Bancorp	3,155	45,180
Veritex Holdings, Inc.	1,058	37,168
Virtus Investment Partners, Inc.	709	199,392
Walker & Dunlop, Inc.	1,173	119,106
Washington Trust Bancorp, Inc.	510	28,045
Waterstone Financial, Inc.	1,397	27,633
Watford Holdings Ltd., Class A (Bermuda)(b)	4,881	170,542
WesBanco, Inc.	731	28,451
West Bancorporation, Inc.	759	21,191
Westamerica Bancorporation	473	29,671
WisdomTree Investments, Inc.	5,789	38,786
World Acceptance Corp.(b)(c)	949	152,419
WSFS Financial Corp.	826	43,951
		11,510,283
Health Care-14.31%
Accuray, Inc.(b)	20,710	88,225
AdaptHealth Corp.(b)(c)	2,176	56,989
Addus HomeCare Corp.(b)	430	41,353
Adverum Biotechnologies, Inc.(b)	2,674	9,252
Affimed N.V. (Germany)(b)	9,675	85,817
Akero Therapeutics, Inc.(b)	822	21,520
Albireo Pharma, Inc.(b)(c)	936	31,309
Allscripts Healthcare Solutions, Inc.(b)	5,640	98,080
Alphatec Holdings, Inc.(b)	4,338	62,901
Amicus Therapeutics, Inc.(b)	1,772	16,409
AMN Healthcare Services, Inc.(b)	588	52,156
Amphastar Pharmaceuticals, Inc.(b)	1,609	30,442
AnaptysBio, Inc.(b)	1,066	25,445
Anavex Life Sciences Corp.(b)(c)	7,702	95,890
Apellis Pharmaceuticals, Inc.(b)	615	34,612
Apollo Medical Holdings, Inc.(b)	1,298	45,274

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Aratana Therapeutics, Inc., CVR, Rts., expiring 12/31/2021(b)(f)	540	$135
Arcturus Therapeutics Holdings, Inc.(b)	1,174	34,304
Arcus Biosciences, Inc.(b)	2,289	56,813
Arena Pharmaceuticals, Inc.(b)	1,750	106,943
Aspira Women’s Health, Inc.(b)(c)	14,555	81,362
Atara Biotherapeutics, Inc.(b)	933	12,651
Athersys, Inc.(b)	9,489	15,847
AtriCure, Inc.(b)	1,536	114,785
Atrion Corp.	29	18,009
Avanos Medical, Inc.(b)	1,412	56,621
Avid Bioservices, Inc.(b)	4,650	98,952
Axonics, Inc.(b)	1,489	85,900
Beam Therapeutics, Inc.(b)(c)	298	23,313
BioCryst Pharmaceuticals, Inc.(b)(c)	5,428	85,600
Biohaven Pharmaceutical Holding Co. Ltd.(b)	262	22,794
BioLife Solutions, Inc.(b)	1,640	54,628
Bioxcel Therapeutics, Inc.(b)(c)	1,359	44,888
Blueprint Medicines Corp.(b)	172	15,712
Cabaletta Bio, Inc.(b)	1,165	13,211
CareDx, Inc.(b)	1,954	157,102
Cassava Sciences, Inc.(b)(c)	8,654	466,624
Castle Biosciences, Inc.(b)	1,488	89,176
Catalyst Pharmaceuticals, Inc.(b)	6,250	34,563
CEL-SCI Corp.(b)(c)	2,983	64,164
Cerus Corp.(b)	8,780	50,836
Champions Oncology, Inc.(b)	2,031	19,112
ChemoCentryx, Inc.(b)	746	7,572
Codexis, Inc.(b)(c)	1,553	31,837
Co-Diagnostics, Inc.(b)(c)	6,317	50,978
Coherus Biosciences, Inc.(b)	1,946	25,609
Collegium Pharmaceutical, Inc.(b)	1,434	34,258
Community Health Systems, Inc.(b)	34,273	489,076
Computer Programs & Systems, Inc.	1,643	53,184
CONMED Corp.	215	29,603
Corcept Therapeutics, Inc.(b)	5,580	120,528
CorVel Corp.(b)	365	45,479
Covetrus, Inc.(b)	1,847	51,236
CryoPort, Inc.(b)(c)	2,406	134,544
Cymabay Therapeutics, Inc.(b)(c)	2,103	8,896
Cytokinetics, Inc.(b)	2,514	54,881
CytoSorbents Corp.(b)(c)	7,469	60,424
Denali Therapeutics, Inc.(b)	368	23,401
Dicerna Pharmaceuticals, Inc.(b)	692	22,559
Emergent BioSolutions, Inc.(b)	813	49,308
Endo International PLC(b)	7,783	45,686
Ensign Group, Inc. (The)	1,353	112,570
Evolent Health, Inc., Class A(b)	3,211	62,390
Fate Therapeutics, Inc.(b)	904	69,246
Fennec Pharmaceuticals, Inc. (Canada)(b)(c)	2,209	16,280
Five Star Senior Living, Inc.(b)	7,283	43,771
Fluidigm Corp.(b)(c)	7,042	40,844
FONAR Corp.(b)	1,040	18,824
Frequency Therapeutics, Inc.(b)(c)	2,541	22,488
Fulgent Genetics, Inc.(b)(c)	1,863	137,992
Genprex, Inc.(b)(c)	5,382	20,129
Geron Corp.(b)	12,015	16,581
Glaukos Corp.(b)	581	42,750
Halozyme Therapeutics, Inc.(b)	1,580	65,428
Hanger, Inc.(b)	1,282	33,114
Harvard Bioscience, Inc.(b)	9,016	63,112
Heska Corp.(b)	437	86,592
	Shares	Value
Health Care-(continued)
iBio, Inc.(b)(c)	21,732	$31,511
iCAD, Inc.(b)	1,874	30,827
IGM Biosciences, Inc.(b)	299	22,320
ImmunityBio, Inc.(b)	2,618	45,946
ImmunoGen, Inc.(b)	3,633	22,452
Immunovant, Inc.(b)	531	8,050
InfuSystem Holdings, Inc.(b)	4,316	79,846
Innoviva, Inc.(b)	1,827	24,573
Inovalon Holdings, Inc., Class A(b)	2,025	63,504
Inovio Pharmaceuticals, Inc.(b)(c)	6,551	49,460
Insmed, Inc.(b)	1,089	26,789
Inspire Medical Systems, Inc.(b)	391	75,971
Integer Holdings Corp.(b)	387	35,012
Intellia Therapeutics, Inc.(b)	1,934	144,934
Intra-Cellular Therapies, Inc.(b)	2,420	95,372
Invacare Corp.(b)	3,554	28,432
Invitae Corp.(b)	438	12,606
iRhythm Technologies, Inc.(b)	238	17,960
Ironwood Pharmaceuticals, Inc.(b)	1,727	19,981
Joint Corp. (The)(b)(c)	3,319	235,915
Karuna Therapeutics, Inc.(b)(c)	228	25,495
Keros Therapeutics, Inc.(b)	243	13,258
Kezar Life Sciences, Inc.(b)	2,545	14,557
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	893	12,172
Kodiak Sciences, Inc.(b)(c)	232	19,400
Kura Oncology, Inc.(b)	2,738	60,921
LeMaitre Vascular, Inc.	927	47,472
LHC Group, Inc.(b)	274	53,937
Ligand Pharmaceuticals, Inc.(b)	372	43,784
Luminex Corp.	1,289	47,551
MacroGenics, Inc.(b)	2,231	71,816
Madrigal Pharmaceuticals, Inc.(b)	226	25,380
Magellan Health, Inc.(b)	1,135	106,906
MannKind Corp.(b)(c)	18,294	80,860
Marinus Pharmaceuticals, Inc.(b)(c)	1,934	32,530
Medpace Holdings, Inc.(b)	431	72,003
MEI Pharma, Inc.(b)	16,346	47,077
Meridian Bioscience, Inc.(b)	10,737	222,900
Merit Medical Systems, Inc.(b)	1,953	117,844
Mersana Therapeutics, Inc.(b)	3,460	49,547
Mesa Laboratories, Inc.	166	40,846
Mirati Therapeutics, Inc.(b)	81	12,810
ModivCare, Inc.(b)	1,341	197,435
Morphic Holding, Inc.(b)	1,284	63,378
NanoString Technologies, Inc.(b)	1,833	101,713
Natera, Inc.(b)	438	41,233
National HealthCare Corp.	368	26,941
Neogen Corp.(b)	382	35,262
NeoGenomics, Inc.(b)	1,068	43,820
Nevro Corp.(b)	247	37,223
NextGen Healthcare, Inc.(b)	2,490	40,886
NGM Biopharmaceuticals, Inc.(b)	680	10,241
Nkarta, Inc.(b)	464	11,298
Novavax, Inc.(b)(c)	234	34,543
Ocular Therapeutix, Inc.(b)(c)	4,552	66,277
Omnicell, Inc.(b)	450	62,550
Ontrak, Inc.(b)(c)	1,086	32,993
OPKO Health, Inc.(b)(c)	8,535	32,604
OptimizeRx Corp.(b)	3,661	179,828
OraSure Technologies, Inc.(b)(c)	8,242	79,206
ORIC Pharmaceuticals, Inc.(b)	543	12,408
OrthoPediatrics Corp.(b)	480	27,115

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Owens & Minor, Inc.	16,105	$720,055
Pacific Biosciences of California, Inc.(b)	5,586	151,101
Pacira BioSciences, Inc.(b)	1,360	82,511
Patterson Cos., Inc.	1,978	64,364
Pennant Group, Inc. (The)(b)	1,541	52,810
Personalis, Inc.(b)	2,835	63,759
PetIQ, Inc.(b)(c)	1,629	66,952
Phathom Pharmaceuticals, Inc.(b)	360	12,726
Phibro Animal Health Corp., Class A	1,035	29,177
Phreesia, Inc.(b)	1,482	73,359
Prestige Consumer Healthcare, Inc.(b)	1,178	58,747
Progyny, Inc.(b)	455	29,138
Protagonist Therapeutics, Inc.(b)	2,862	100,485
Protara Therapeutics, Inc.(b)	659	6,247
Provention Bio, Inc.(b)	2,041	15,532
PTC Therapeutics, Inc.(b)	441	17,318
Puma Biotechnology, Inc.(b)	3,152	33,254
Quanterix Corp.(b)	1,743	89,747
R1 RCM, Inc.(b)	6,673	154,480
RadNet, Inc.(b)	2,312	61,199
Replimune Group, Inc.(b)	1,053	41,035
Retractable Technologies, Inc.(b)(c)	3,817	34,697
Revance Therapeutics, Inc.(b)(c)	1,720	50,929
Rigel Pharmaceuticals, Inc.(b)	7,510	27,937
Rocket Pharmaceuticals, Inc.(b)(c)	1,098	46,665
Sangamo Therapeutics, Inc.(b)	2,339	25,214
Scholar Rock Holding Corp.(b)	1,629	43,771
SeaSpine Holdings Corp.(b)	1,786	36,399
Select Medical Holdings Corp.	2,807	112,477
Seres Therapeutics, Inc.(b)(c)	2,157	45,534
Sharps Compliance Corp.(b)(c)	6,143	83,668
Shockwave Medical, Inc.(b)	802	144,280
SI-BONE, Inc.(b)	1,042	31,437
SIGA Technologies, Inc.(b)	6,779	47,792
Silk Road Medical, Inc.(b)	1,101	53,487
Simulations Plus, Inc.(c)	1,554	82,020
Sorrento Therapeutics, Inc.(b)(c)	5,564	41,841
Spero Therapeutics, Inc.(b)(c)	921	13,355
SpringWorks Therapeutics, Inc.(b)(c)	631	51,452
STAAR Surgical Co.(b)(c)	1,581	230,873
Stoke Therapeutics, Inc.(b)	618	24,510
Supernus Pharmaceuticals, Inc.(b)	1,820	54,327
Surgery Partners, Inc.(b)	3,236	189,403
SurModics, Inc.(b)	497	26,366
Sutro Biopharma, Inc.(b)	2,048	38,113
Syndax Pharmaceuticals, Inc.(b)(c)	2,513	46,164
TCR2 Therapeutics, Inc.(b)(c)	1,720	32,938
Tenet Healthcare Corp.(b)	1,106	74,002
TG Therapeutics, Inc.(b)	2,028	70,716
Translate Bio, Inc.(b)(c)	3,427	61,720
Travere Therapeutics, Inc.(b)	2,507	38,031
Triple-S Management Corp., Class B(b)	6,303	159,466
Turning Point Therapeutics, Inc.(b)	379	25,082
Twist Bioscience Corp.(b)	406	43,568
Ultragenyx Pharmaceutical, Inc.(b)	245	24,919
US Physical Therapy, Inc.	361	42,006
Vanda Pharmaceuticals, Inc.(b)	1,623	28,711
Vapotherm, Inc.(b)(c)	2,212	43,753
Vaxart, Inc.(b)(c)	7,245	47,962
VBI Vaccines, Inc.(b)	17,556	56,706
Veracyte, Inc.(b)	1,723	67,283
Vericel Corp.(b)	3,043	171,930
	Shares	Value
Health Care-(continued)
Viemed Healthcare, Inc.(b)	7,680	$59,981
Vir Biotechnology, Inc.(b)(c)	878	36,797
Vocera Communications, Inc.(b)	3,492	117,750
XBiotech, Inc.(b)	1,065	18,371
Xencor, Inc.(b)	806	30,999
XOMA Corp.(b)	818	24,106
Y-mAbs Therapeutics, Inc.(b)(c)	668	23,934
Zentalis Pharmaceuticals, Inc.(b)	399	22,284
Zynex, Inc.(b)	4,277	65,096
		13,133,188
Industrials-19.18%
AAON, Inc.	735	48,694
ABM Industries, Inc.	1,978	98,682
Acacia Research Corp.(b)	5,221	27,932
ACCO Brands Corp.	5,683	51,772
Advanced Drainage Systems, Inc.	885	100,377
Aerojet Rocketdyne Holdings, Inc.	585	28,343
AeroVironment, Inc.(b)	833	91,322
Air Transport Services Group, Inc.(b)	4,264	105,918
Alamo Group, Inc.	501	77,244
Albany International Corp., Class A	487	43,513
Allegiant Travel Co.(b)	159	35,212
Allied Motion Technologies, Inc.	738	26,125
Alpha Pro Tech Ltd.(b)(c)	5,038	41,513
Altra Industrial Motion Corp.	1,976	129,803
Ameresco, Inc., Class A(b)	2,653	142,625
American Superconductor Corp.(b)	4,721	70,673
American Woodmark Corp.(b)	630	54,760
API Group Corp.(b)(e)	10,526	222,625
Apogee Enterprises, Inc.	1,755	66,708
Applied Industrial Technologies, Inc.	1,022	100,115
ArcBest Corp.	5,606	436,371
Arcosa, Inc.	1,775	112,712
Argan, Inc.	1,178	57,840
ASGN, Inc.(b)	700	72,163
Astec Industries, Inc.	2,353	161,251
Atkore, Inc.(b)	923	71,256
Atlas Air Worldwide Holdings, Inc.(b)	4,214	315,755
Avis Budget Group, Inc.(b)	2,291	201,196
AZZ, Inc.	961	51,404
Barnes Group, Inc.	403	21,528
Barrett Business Services, Inc.	399	29,714
Beacon Roofing Supply, Inc.(b)	2,800	158,592
Bloom Energy Corp., Class A(b)(c)	2,529	61,126
Boise Cascade Co.	3,862	254,853
Brady Corp., Class A	489	27,985
BrightView Holdings, Inc.(b)	1,140	19,779
Builders FirstSource, Inc.(b)	7,797	347,278
Caesarstone Ltd.	1,422	23,463
CAI International, Inc.	3,080	132,194
Casella Waste Systems, Inc., Class A(b)	1,143	77,072
CBIZ, Inc.(b)	1,327	44,070
CECO Environmental Corp.(b)	2,987	22,791
Chart Industries, Inc.(b)	929	135,578
Columbus McKinnon Corp.	1,268	64,288
Comfort Systems USA, Inc.	1,280	106,112
Construction Partners, Inc.(b)	3,781	121,786
Cornerstone Building Brands, Inc.(b)	4,328	73,403
Covanta Holding Corp.	2,334	34,567
Covenant Logistics Group, Inc., Class A(b)	5,611	126,304
CRA International, Inc.	475	38,883
CSW Industrials, Inc.	1,034	125,962

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Daseke, Inc.(b)	25,946	$187,849
Ducommun, Inc.(b)	688	36,994
Dycom Industries, Inc.(b)	3,325	249,109
Echo Global Logistics, Inc.(b)	8,561	292,444
EMCOR Group, Inc.	450	56,749
Encore Wire Corp.	920	75,624
Energy Recovery, Inc.(b)	2,958	56,232
EnerSys	615	57,958
Ennis, Inc.	1,437	30,120
EnPro Industries, Inc.	1,050	96,589
ESCO Technologies, Inc.	422	39,938
EVI Industries, Inc.(b)	671	20,177
Evoqua Water Technologies Corp.(b)	2,405	74,844
ExOne Co. (The)(b)	2,043	43,557
Exponent, Inc.	447	40,780
Federal Signal Corp.	1,601	68,010
Fluor Corp.(b)(c)	1,540	28,490
Forrester Research, Inc.(b)	526	22,571
Forward Air Corp.	975	94,468
Franklin Electric Co., Inc.	923	77,430
FuelCell Energy, Inc.(b)(c)	8,972	88,105
GATX Corp.(c)	591	58,308
Gibraltar Industries, Inc.(b)	1,488	118,222
GMS, Inc.(b)	4,381	200,606
Gorman-Rupp Co. (The)	681	24,502
GP Strategies Corp.(b)	1,527	27,013
Granite Construction, Inc.	1,324	53,437
Great Lakes Dredge & Dock Corp.(b)	5,393	78,792
Greenbrier Cos., Inc. (The)(c)	3,414	151,616
Griffon Corp.	3,305	86,888
H&E Equipment Services, Inc.	1,748	65,375
Harsco Corp.(b)	1,793	40,199
Hawaiian Holdings, Inc.(b)	862	22,240
HC2 Holdings, Inc.(b)(c)	15,348	61,392
Healthcare Services Group, Inc.	2,096	62,859
Heartland Express, Inc.	1,289	23,395
Heidrick & Struggles International, Inc.	1,100	47,344
Helios Technologies, Inc.	1,131	80,358
Herc Holdings, Inc.(b)	1,955	224,864
Herman Miller, Inc.	867	41,443
Hillenbrand, Inc.	1,765	80,484
HNI Corp.	2,399	109,442
Hub Group, Inc., Class A(b)	1,896	132,360
Hyster-Yale Materials Handling, Inc.	988	74,683
ICF International, Inc.	380	33,402
IES Holdings, Inc.(b)	1,936	102,724
Insperity, Inc.	586	54,023
Insteel Industries, Inc.	3,674	128,443
JELD-WEN Holding, Inc.(b)	2,009	56,272
John Bean Technologies Corp.	239	34,423
Kadant, Inc.	807	135,592
Kaman Corp.	373	20,075
KAR Auction Services, Inc.(b)	1,820	32,651
KBR, Inc.	1,054	42,940
Kelly Services, Inc., Class A(b)	2,896	74,340
Kennametal, Inc.	852	31,959
Kforce, Inc.	1,703	106,795
Korn Ferry	1,054	68,942
Kratos Defense & Security Solutions, Inc.(b)	1,990	49,770
Lawson Products, Inc.(b)	305	18,452
Lindsay Corp.	710	116,887
LSI Industries, Inc.	10,706	99,566
	Shares	Value
Industrials-(continued)
Luxfer Holdings PLC (United Kingdom)	1,153	$26,358
Lydall, Inc.(b)	3,134	114,015
ManTech International Corp., Class A	596	51,858
Marten Transport Ltd.	4,990	85,129
Masonite International Corp.(b)	1,308	156,371
MasTec, Inc.(b)(c)	419	48,742
Mastech Digital, Inc.(b)(c)	1,964	30,953
Matson, Inc.	2,700	174,555
Matthews International Corp., Class A	902	35,241
Maxar Technologies, Inc.	11,681	363,279
Mayville Engineering Co., Inc.(b)	2,455	47,725
McGrath RentCorp	502	43,036
Meritor, Inc.(b)	3,843	99,918
Miller Industries, Inc.	1,291	54,028
Moog, Inc., Class A	439	39,598
Mueller Industries, Inc.	2,576	119,604
Mueller Water Products, Inc., Class A	4,413	63,856
MYR Group, Inc.(b)	4,425	385,152
National Presto Industries, Inc.	460	46,653
Navistar International Corp.(b)	1,760	77,845
NN, Inc.(b)	2,858	21,464
Northwest Pipe Co.(b)	931	29,475
NV5 Global, Inc.(b)	1,631	148,959
Omega Flex, Inc.	140	20,587
Orion Energy Systems, Inc.(b)	12,590	80,702
PAE, Inc.(b)	1,593	12,935
Park-Ohio Holdings Corp.	685	25,270
PGT Innovations, Inc.(b)	5,416	130,851
Pitney Bowes, Inc.	54,424	456,073
Plug Power, Inc.(b)(c)	728	22,350
Preformed Line Products Co.	432	32,149
Primoris Services Corp.	4,702	149,477
Proto Labs, Inc.(b)	458	40,941
Quanex Building Products Corp.	3,752	99,916
Radiant Logistics, Inc.(b)	8,270	63,596
RBC Bearings, Inc.(b)	196	38,375
Red Violet, Inc.(b)(c)	665	14,617
Resideo Technologies, Inc.(b)	9,398	281,000
Resources Connection, Inc.	1,620	23,620
Rexnord Corp.	1,288	64,361
Rush Enterprises, Inc., Class A	3,512	167,874
Saia, Inc.(b)	656	150,985
Shyft Group, Inc. (The)	4,916	191,626
Simpson Manufacturing Co., Inc.	569	63,910
SiteOne Landscape Supply, Inc.(b)	407	70,020
SPX Corp.(b)	817	51,169
SPX FLOW, Inc.	893	61,287
Standex International Corp.	544	54,204
Steelcase, Inc., Class A	1,283	18,565
Sterling Construction Co., Inc.(b)	4,632	104,220
Sunrun, Inc.(b)	256	11,448
Systemax, Inc.	1,273	43,689
Tennant Co.	481	39,798
Terex Corp.	2,215	116,000
Tetra Tech, Inc.	412	49,222
Textainer Group Holdings Ltd. (China)(b)	17,056	574,787
Titan Machinery, Inc.(b)	6,447	197,794
TPI Composites, Inc.(b)	4,969	240,003
Transcat, Inc.(b)	666	35,191
TriMas Corp.(b)	1,260	40,849
TriNet Group, Inc.(b)	599	45,129
Triton International Ltd. (Bermuda)	1,933	104,865

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
TrueBlue, Inc.(b)	1,549	$42,024
Tutor Perini Corp.(b)	4,124	63,840
UFP Industries, Inc.	1,434	114,032
UniFirst Corp.	179	39,681
Universal Logistics Holdings, Inc.	1,770	44,250
Upwork, Inc.(b)	2,170	102,142
US Xpress Enterprises, Inc., Class A(b)	14,881	167,262
Vectrus, Inc.(b)	1,123	57,295
Veritiv Corp.(b)	1,980	121,612
Vicor Corp.(b)	854	76,928
VSE Corp.	994	47,285
Wabash National Corp.	10,073	160,664
Watts Water Technologies, Inc., Class A	515	69,988
Werner Enterprises, Inc.	1,953	93,724
WESCO International, Inc.(b)	1,374	146,427
Willdan Group, Inc.(b)	1,539	55,958
WillScot Mobile Mini Holdings Corp.(b)	1,440	41,760
		17,600,489
Information Technology-11.56%
3D Systems Corp.(b)(c)	1,884	55,408
8x8, Inc.(b)	1,040	24,492
A10 Networks, Inc.(b)	3,966	38,589
ACI Worldwide, Inc.(b)	462	17,676
ADTRAN, Inc.	5,616	111,253
Advanced Energy Industries, Inc.	583	59,472
Agilysys, Inc.(b)	2,051	104,170
Alarm.com Holdings, Inc.(b)	1,111	90,969
Alpha & Omega Semiconductor Ltd.(b)	5,163	166,300
Altair Engineering, Inc., Class A(b)	1,482	99,842
Ambarella, Inc.(b)	478	47,982
American Software, Inc., Class A	3,363	67,664
Amkor Technology, Inc.	1,508	31,819
AppFolio, Inc., Class A(b)	371	50,044
Appian Corp.(b)(c)	470	42,526
Arlo Technologies, Inc.(b)	5,397	36,214
Atomera, Inc.(b)(c)	3,329	58,424
Avaya Holdings Corp.(b)	2,520	72,274
Avid Technology, Inc.(b)	7,424	229,253
Axcelis Technologies, Inc.(b)	1,617	67,008
AXT, Inc.(b)	12,285	125,061
Badger Meter, Inc.	809	77,316
Benchmark Electronics, Inc.	993	30,733
Blackline, Inc.(b)(c)	381	39,613
BM Technologies, Inc.(b)(f)	1,417	18,208
Bottomline Technologies (DE), Inc.(b)	404	15,102
Box, Inc., Class A(b)	1,117	26,037
Brightcove, Inc.(b)	5,469	79,301
Brooks Automation, Inc.	815	83,203
Calix, Inc.(b)	5,846	259,036
Cambium Networks Corp.(b)	1,169	67,463
Cerence, Inc.(b)(c)	1,274	121,196
CEVA, Inc.(b)	2,251	101,002
ChannelAdvisor Corp.(b)	6,308	149,689
Clearfield, Inc.(b)	3,260	123,293
CMC Materials, Inc.	198	30,557
Cognyte Software Ltd. (Israel)(b)	685	17,632
Cohu, Inc.(b)	2,163	80,507
CommVault Systems, Inc.(b)	817	62,231
CSG Systems International, Inc.	728	32,061
CTS Corp.	1,969	75,314
CyberOptics Corp.(b)	1,736	51,733
Diebold Nixdorf, Inc.(b)	2,173	29,422
	Shares	Value
Information Technology-(continued)
Digi International, Inc.(b)	1,745	$33,085
Digimarc Corp.(b)	410	14,256
Digital Turbine, Inc.(b)	2,082	137,766
Diodes, Inc.(b)	693	52,439
Domo, Inc., Class B(b)	1,456	96,824
DSP Group, Inc.(b)	1,708	26,850
DZS, Inc.(b)	2,635	43,609
Eastman Kodak Co.(b)(c)	9,159	65,212
Ebix, Inc.	1,266	34,688
eGain Corp.(b)	3,810	38,252
Envestnet, Inc.(b)	311	22,383
ePlus, Inc.(b)	485	45,866
EVERTEC, Inc.	1,136	49,450
Evo Payments, Inc., Class A(b)	1,194	34,196
ExlService Holdings, Inc.(b)	661	67,409
Fabrinet (Thailand)(b)	897	80,452
FARO Technologies, Inc.(b)	1,117	84,501
FormFactor, Inc.(b)	2,290	80,723
Genasys, Inc.(b)	12,348	67,297
Hackett Group, Inc. (The)	2,104	37,472
Harmonic, Inc.(b)	2,885	20,108
I3 Verticals, Inc., Class A(b)	530	16,467
Ichor Holdings Ltd.(b)	908	51,084
II-VI, Inc.(b)(c)	896	60,364
Impinj, Inc.(b)(c)	1,193	62,096
Information Services Group, Inc.(b)	9,179	53,789
Inseego Corp.(b)(c)	4,213	36,232
Insight Enterprises, Inc.(b)	1,111	116,077
Intellicheck, Inc.(b)(c)	3,398	25,485
InterDigital, Inc.	923	74,560
International Money Express, Inc.(b)	5,329	81,374
Itron, Inc.(b)	381	36,328
J2 Global, Inc.(b)	249	31,008
Kimball Electronics, Inc.(b)	2,499	55,928
Knowles Corp.(b)	1,206	24,771
Lattice Semiconductor Corp.(b)	1,734	92,023
Limelight Networks, Inc.(b)(c)	7,219	22,379
LivePerson, Inc.(b)	739	40,608
LiveRamp Holdings, Inc.(b)	497	24,969
Luna Innovations, Inc.(b)	3,324	33,739
MACOM Technology Solutions Holdings, Inc.(b)	1,577	93,358
Maximus, Inc.	425	39,385
MaxLinear, Inc.(b)	2,438	92,693
Methode Electronics, Inc.	1,339	64,781
MicroStrategy, Inc., Class A(b)	303	142,410
Mimecast Ltd.(b)	469	23,445
Mitek Systems, Inc.(b)	8,151	138,241
Model N, Inc.(b)	645	23,007
MoneyGram International, Inc.(b)	35,586	348,743
Napco Security Technologies, Inc.(b)	613	19,947
NeoPhotonics Corp.(b)	2,977	30,395
NETGEAR, Inc.(b)	3,569	138,763
NetScout Systems, Inc.(b)	1,639	48,187
nLight, Inc.(b)	3,364	98,633
Novanta, Inc.(b)	378	52,531
OneSpan, Inc.(b)	1,879	49,136
Onto Innovation, Inc.(b)	1,057	75,861
OSI Systems, Inc.(b)	354	34,111
PAR Technology Corp.(b)(c)	1,942	130,036
PC Connection, Inc.	455	22,199
PDF Solutions, Inc.(b)	2,634	45,937
Perficient, Inc.(b)	1,044	74,740

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
PFSweb, Inc.(b)	10,416	$78,433
Photronics, Inc.(b)	1,286	17,412
Plexus Corp.(b)	797	78,752
Power Integrations, Inc.	1,034	84,984
Powerfleet, Inc.(b)	2,726	18,373
Progress Software Corp.	872	38,865
Q2 Holdings, Inc.(b)	262	24,872
QAD, Inc., Class A	375	26,798
Qualys, Inc.(b)(c)	285	27,554
Rambus, Inc.(b)	3,192	62,436
Rapid7, Inc.(b)	496	41,490
Repay Holdings Corp.(b)(c)	2,687	61,022
Ribbon Communications, Inc.(b)	8,823	65,643
Rogers Corp.(b)	375	70,256
SailPoint Technologies Holding, Inc.(b)	1,733	80,637
Sanmina Corp.(b)	2,171	91,421
Sapiens International Corp. N.V. (Israel)	1,591	45,678
ScanSource, Inc.(b)	673	20,547
Semtech Corp.(b)	730	45,990
ShotSpotter, Inc.(b)	944	38,430
Silicon Laboratories, Inc.(b)	149	20,347
SiTime Corp.(b)	910	89,480
SMART Global Holdings, Inc.(b)	618	29,293
Smith Micro Software, Inc.(b)	6,925	37,326
Sprout Social, Inc., Class A(b)	1,482	102,880
SPS Commerce, Inc.(b)	872	81,846
StarTek, Inc.(b)	2,270	14,369
SunPower Corp.(b)(c)	2,032	47,528
Super Micro Computer, Inc.(b)	4,196	145,769
SVMK, Inc.(b)	1,545	30,050
Sykes Enterprises, Inc.(b)	1,748	73,276
Synaptics, Inc.(b)	990	125,067
Tenable Holdings, Inc.(b)	1,152	48,154
TTEC Holdings, Inc.	869	94,208
TTM Technologies, Inc.(b)	3,444	52,177
Tucows, Inc., Class A(b)	1,030	80,443
Turtle Beach Corp.(b)	8,846	292,803
Ultra Clean Holdings, Inc.(b)	3,215	181,101
Unisys Corp.(b)	10,773	276,974
Upland Software, Inc.(b)	1,059	43,408
Varonis Systems, Inc.(b)	1,578	76,217
Veeco Instruments, Inc.(b)	1,874	44,639
Verint Systems, Inc.(b)(c)	613	28,265
Veritone, Inc.(b)	2,566	49,190
Verra Mobility Corp.(b)	1,634	23,285
Viavi Solutions, Inc.(b)	1,596	27,978
VirnetX Holding Corp.(b)	7,932	36,329
Vishay Intertechnology, Inc.	1,801	43,350
Vishay Precision Group, Inc.(b)	706	23,016
Vonage Holdings Corp.(b)	8,625	118,853
Workiva, Inc.(b)	1,228	116,537
Xperi Holding Corp.	2,077	44,489
Yext, Inc.(b)	2,202	31,863
Zix Corp.(b)	3,837	26,744
		10,602,594
Materials-5.26%
AdvanSix, Inc.(b)	2,240	70,918
Alcoa Corp.(b)	1,326	52,602
Allegheny Technologies, Inc.(b)	1,710	41,878
American Vanguard Corp.	1,134	20,854
Arconic Corp.(b)	2,771	100,227
Avient Corp.	1,132	58,841
	Shares	Value
Materials-(continued)
Balchem Corp.	318	$41,658
Caledonia Mining Corp. PLC (South Africa)(c)	7,961	117,186
Century Aluminum Co.(b)	6,376	86,777
Chase Corp.	192	20,352
Clearwater Paper Corp.(b)	8,701	248,240
Cleveland-Cliffs, Inc.(b)(c)	5,012	100,841
Coeur Mining, Inc.(b)	3,469	36,078
Commercial Metals Co.	3,977	125,156
Compass Minerals International, Inc.	1,047	73,185
Domtar Corp.(b)	1,214	65,835
Ferro Corp.(b)	2,857	61,711
Forterra, Inc.(b)	4,774	111,616
FutureFuel Corp.	5,662	58,149
GCP Applied Technologies, Inc.(b)	1,508	36,765
Glatfelter Corp.	2,274	33,564
Greif, Inc., Class A	1,125	69,424
H.B. Fuller Co.	1,147	79,281
Hawkins, Inc.	3,346	113,831
Hecla Mining Co.	24,219	217,971
Ingevity Corp.(b)	268	22,059
Innospec, Inc.	327	33,063
Kaiser Aluminum Corp.	267	34,547
Koppers Holdings, Inc.(b)	753	26,107
Kraton Corp.(b)	3,944	133,899
Livent Corp.(b)(c)	9,639	188,057
Louisiana-Pacific Corp.	1,506	101,218
Materion Corp.	1,215	95,803
Minerals Technologies, Inc.	1,098	95,526
Myers Industries, Inc.	3,812	83,978
Neenah, Inc.	290	15,350
Novagold Resources, Inc. (Canada)(b)	4,269	43,800
O-I Glass, Inc.(b)	7,498	138,188
Olympic Steel, Inc.	982	35,107
Orion Engineered Carbons S.A. (Germany)(b)	2,090	42,302
Pactiv Evergreen, Inc.	1,215	18,031
Quaker Chemical Corp.	231	56,029
Ranpak Holdings Corp.(b)	4,039	89,181
Rayonier Advanced Materials, Inc.(b)	19,663	151,798
Ryerson Holding Corp.(b)	2,067	34,230
Schnitzer Steel Industries, Inc., Class A	5,110	278,393
Schweitzer-Mauduit International, Inc., Class A	1,177	48,151
Sensient Technologies Corp.	705	61,159
Stepan Co.	807	108,671
Summit Materials, Inc., Class A(b)	1,112	38,720
SunCoke Energy, Inc.	5,708	42,981
Trecora Resources(b)	2,714	22,228
Tredegar Corp.	1,590	24,232
Trinseo S.A.	3,468	225,212
Tronox Holdings PLC, Class A	4,504	105,754
UFP Technologies, Inc.(b)	503	27,383
United States Lime & Minerals, Inc.	163	22,681
United States Steel Corp.(c)	3,522	91,325
US Concrete, Inc.(b)	1,270	72,377
Verso Corp., Class A	2,425	41,249
Warrior Met Coal, Inc.	2,698	49,373
Worthington Industries, Inc.	1,288	85,485
		4,826,587
Real Estate-2.99%
Agree Realty Corp.	366	25,722
Alexander & Baldwin, Inc.	1,101	21,150
Alexander’s, Inc.	65	17,625
Bluerock Residential Growth REIT, Inc.(c)	1,934	18,779

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Broadstone Net Lease, Inc.	5,185	$113,240
CareTrust REIT, Inc.	1,957	45,559
Centerspace	839	59,728
Community Healthcare Trust, Inc.	902	42,647
CTO Realty Growth, Inc.	740	39,087
DiamondRock Hospitality Co.(b)	1,941	18,789
Easterly Government Properties, Inc.	1,650	34,205
EastGroup Properties, Inc.	160	25,293
Essential Properties Realty Trust, Inc.	889	22,758
eXp World Holdings, Inc.(b)	1,518	48,971
Farmland Partners, Inc.	4,923	61,193
Four Corners Property Trust, Inc.	1,711	47,497
FRP Holdings, Inc.(b)	391	22,416
GEO Group, Inc. (The)(c)	2,180	11,314
Getty Realty Corp.	936	29,138
Gladstone Commercial Corp.	1,338	28,994
Gladstone Land Corp.(c)	2,746	63,515
Global Medical REIT, Inc.	3,362	48,413
Global Net Lease, Inc.	2,019	39,451
Healthcare Realty Trust, Inc.	735	22,300
Independence Realty Trust, Inc.	3,116	53,221
Indus Realty Trust, Inc.	632	41,624
Industrial Logistics Properties Trust	2,742	68,715
Innovative Industrial Properties, Inc.(c)	708	127,603
iStar, Inc.	6,448	108,391
Kite Realty Group Trust	1,551	32,881
Lexington Realty Trust(c)	4,076	50,461
LTC Properties, Inc.	834	32,676
Marcus & Millichap, Inc.(b)	630	24,759
Monmouth Real Estate Investment Corp.	2,514	47,364
National Health Investors, Inc.	304	20,037
National Storage Affiliates Trust	1,309	60,345
NexPoint Residential Trust, Inc.	1,062	55,054
Office Properties Income Trust	1,327	38,788
Physicians Realty Trust	1,602	29,044
Piedmont Office Realty Trust, Inc., Class A	1,330	24,592
PotlatchDeltic Corp.	811	48,822
QTS Realty Trust, Inc., Class A(c)	731	46,331
Rafael Holdings, Inc., Class B(b)	739	38,206
RE/MAX Holdings, Inc., Class A	733	25,662
Realogy Holdings Corp.(b)	12,391	219,445
Redfin Corp.(b)(c)	1,436	84,767
Retail Opportunity Investments Corp.	1,481	26,451
RLJ Lodging Trust	1,306	20,073
Sabra Health Care REIT, Inc.	1,180	20,615
Safehold, Inc.	422	29,582
SITE Centers Corp.	1,597	23,907
St. Joe Co. (The)	1,966	91,950
STAG Industrial, Inc.	723	25,818
Summit Hotel Properties, Inc.(b)	1,870	17,971
Sunstone Hotel Investors, Inc.(b)	1,803	22,646
Tanger Factory Outlet Centers, Inc.(c)	1,735	30,415
Terreno Realty Corp.	591	37,599
UMH Properties, Inc.	1,826	38,729
Uniti Group, Inc.	11,598	125,954
Urban Edge Properties	1,259	24,362
Washington REIT	1,033	24,430
		2,747,074
	Shares	Value
Utilities-1.04%
American States Water Co.	271	$21,509
Artesian Resources Corp., Class A	756	31,177
Avista Corp.	659	29,872
Black Hills Corp.	296	19,474
Brookfield Infrastructure Corp., Class A (Canada)	832	59,555
California Water Service Group	683	38,822
Chesapeake Utilities Corp.	575	65,872
Clearway Energy, Inc., Class A	4,666	117,257
Clearway Energy, Inc., Class C	3,806	102,115
Genie Energy Ltd., Class B	2,723	16,610
MGE Energy, Inc.	374	28,057
Middlesex Water Co.	826	71,003
New Jersey Resources Corp.	619	26,444
NorthWestern Corp.	417	26,417
ONE Gas, Inc.	235	17,465
Ormat Technologies, Inc.(c)	255	17,608
Otter Tail Corp.	642	30,797
PNM Resources, Inc.	659	32,370
Portland General Electric Co.	415	19,895
SJW Group	451	29,067
Southwest Gas Holdings, Inc.	506	33,401
Spark Energy, Inc., Class A	3,147	32,697
Spire, Inc.	256	18,345
Sunnova Energy International, Inc.(b)	940	27,448
York Water Co. (The)	714	35,936
		949,213
Total Common Stocks & Other Equity Interests (Cost $82,215,640)		91,649,908
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $11,672)	11,672	11,672
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $82,227,312)		91,661,580
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.01%
Invesco Private Government Fund, 0.01%(g)(h)(i)	2,911,841	2,911,841
Invesco Private Prime Fund, 0.09%(g)(h)(i)	4,437,510	4,439,285
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,351,126)		7,351,126
TOTAL INVESTMENTS IN SECURITIES-107.92% (Cost $89,578,438)		99,012,706
OTHER ASSETS LESS LIABILITIES-(7.92)%		(7,264,429)
NET ASSETS-100.00%		$91,748,277

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The aggregate value of these securities at May 31, 2021 was $329,987, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $442,139, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$153,018	$149,148	$(330,901)	$33,781	$(5,046)	$-	$2,550
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,786,264	(1,774,592)	-	-	11,672	9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	77,818	(77,818)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,107,189	13,782,146	(12,977,494)	-	-	2,911,841	264*
Invesco Private Prime Fund	702,405	15,811,899	(12,075,282)	-	263	4,439,285	1,835*
Total	$2,962,612	$31,607,275	$(27,236,087)	$33,781	$(4,783)	$7,362,798	$4,658

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$135,655,958	$117	$-	$135,656,075
Money Market Funds	-	2,339,561	-	2,339,561
Total Investments	$135,655,958	$2,339,678	$-	$137,995,636
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,537,526,734	$-	$-	$1,537,526,734
Money Market Funds	932,356	40,913,760	-	41,846,116
Total Investments	$1,538,459,090	$40,913,760	$-	$1,579,372,850
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$91,631,565	$-	$18,343	$91,649,908
Money Market Funds	11,672	7,351,126	-	7,362,798
Total Investments	$91,643,237	$7,351,126	$18,343	$99,012,706